As filed with the Securities and Exchange Commission on June 13, 2024

Securities Act File No. 333-183489

Investment Company Act File No. 811-22739

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

_____________________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 120	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 126	☒

INDEXIQ ACTIVE ETF TRUST

(Exact Name of Registrant as Specified in Charter)

51 Madison Avenue
New York, NY 10010

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (888) 474-7725

Matthew V. Curtin, Esq.

IndexIQ Advisors LLC

51 Madison Avenue

New York, NY 10010

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☐	On (date) pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	On (date) pursuant to paragraph (a) of Rule 485.
☒	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	On (date) pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the Registration Statement filed with the Securities and Exchange Commission (“SEC”) is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Preliminary Prospectus

Subject to Completion, dated June 13, 2024

New York Life Investments Active ETF Trust

PROSPECTUS           |      [ ], 2024

NYLI Winslow Large Cap Growth ETF (IWLG)

(formerly, IQ Winslow Large Cap Growth ETF)

NYLI Winslow Focused Large Cap Growth ETF (IWFG)

(formerly, IQ Winslow Focused Large Cap Growth ETF)

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Not FDIC Insured    |    May Lose Value    |    No Bank Guarantee

[NYLI Logo]

New York Life Investments Active ETF Trust (the “Trust”) is a registered investment company that consists of separate investment portfolios called “Funds”. This Prospectus relates to the following Funds:

Name	CUSIP	Symbol	Exchange
NYLI Winslow Large Cap Growth ETF	45409F769	IWLG	NYSE Arca
NYLI Winslow Focused Large Cap Growth ETF	45409F751	IWFG	NYSE Arca

Each Fund is an exchange-traded fund(“ETF”). This means that shares of the Funds are listed on a national securities exchange (the “Exchange”) and trade at market prices. The market price for a Fund’s shares may be different from its net asset value per share (the “NAV”). Each Fund has its own CUSIP number and exchange trading symbol.

[NYLI Logo]

Summary Information

NYLI Winslow Large Cap Growth ETF

(prior to August 28, 2024, named IQ Winslow Large Cap Growth ETF)

Investment Objective

The NYLI Winslow Large Cap Growth ETF (the “Fund”) seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Shareholder Fees (fees paid directly from your investment):	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fee(a)	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Expense Waiver/Reimbursement(b)	[ ]%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	[ ]%

(a)	The management fee is as follows: 0.75% on assets up to $500 million; 0.725% on assets from $500 million to $750 million; 0.71% on assets from $750 million to $1 billion; 0.70% on assets from $1 billion to $2 billion; 0.66% on assets from $2 billion to $3 billion; 0.61% on assets from $3 billion to $7 billion; 0.585% on assets from $7 billion to $9 billion; and 0.575% on assets over $9 billion.

(b)	New York Life Investment Management LLC (“New York Life Investments” or “Advisor”) has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, dividend payments on short sales, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 0.60% of the average daily net assets of the Fund. The agreement will remain in effect permanently unless terminated by the Board of Trustees of the Fund.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rates was [ ]% of the average value of its portfolio. This rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Shares.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in large capitalization companies, which are companies having a market capitalization in excess of $4 billion at the time of purchase. Typically, Winslow Capital Management, LLC (“Winslow Capital” or the “Subadvisor”) invests substantially all of the Fund’s investable assets in domestic securities. However, the Fund is permitted to invest up to 20% of its net assets in depositary receipts issued by a trust (including American Depositary Receipts (“ADRs”)) of foreign securities and in common stocks listed on a foreign exchange that trade on such exchange contemporaneously with the Shares. Generally, an issuer of a security is considered to be U.S. or foreign-based on the issuer’s “country of risk,” as determined by a third-party service provider such as Bloomberg. The Fund is actively managed and does not intend to track an index. The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Investment Process:

The Fund invests in those companies that the Subadvisor believes will provide an opportunity for achieving superior portfolio returns (i.e., returns in excess of the returns of the average stock ETF or mutual fund) over the long term. The Subadvisor seeks to invest in companies that have the potential for above-average future earnings and cash flow growth with management focused on shareholder value.

When purchasing stocks for the Fund, the Subadvisor looks for companies typically having some or all of the following attributes: addressing markets with growth opportunities; leads or gains in market share; identifiable and sustainable competitive advantages; managed by a team that can perpetuate the firm’s competitive advantages; high, and preferably rising, returns on invested capital; deploys excess cash flow to enhance shareholder return; and demonstrates sound corporate governance. As part of its qualitative assessment of each potential investment, the Subadvisor evaluates the company’s non-financial performance among certain environmental, social and governance (“ESG”) factors. The Subadvisor then determines which ESG factors may be material to a company’s future financial performance. This involves an evaluation of how the company integrates particular ESG risks and opportunities into its corporate strategy through, for example, improving governance practices, aligning management team incentives and increasing transparency into its ESG practices. The Subadvisor may give consideration to ESG factors including, but not limited to, impact on or from climate change, natural resource use, waste management practices, human capital management, product safety, supply chain management, corporate governance, business ethics and advocacy for governmental policy. ESG factors are evaluated by the Subadvisor based on data provided by independent ESG research vendors. The evaluation of ESG factors is integrated as one of several aspects of the Subadvisor’s investment process and the Subadvisor does not forgo potential investments strictly based on the evaluation of ESG factors.

The Subadvisor takes a “bottom-up” investment approach when selecting investments. This means it bases investment decisions on company specific factors, not general economic conditions.

Under normal market conditions, the Subadvisor employs a sell discipline pursuant to which it may sell some or all of its position in a stock when a stock becomes fully valued, the fundamental business prospects are deteriorating, or the position exceeds limits set by the Subadvisor.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. The Fund’s Shares will change in value and you could lose money by investing in the Fund. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Advisor or any of its affiliates. You should consider carefully the following risks before investing in the Fund.

Authorized Participant Concentration Risk

Only certain large institutions may engage in creation or redemption transactions directly with the Fund (each, an “Authorized Participant”). The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that those Authorized Participants exit the business or are unable to proceed with creation and/or redemption orders with the Fund and no other Authorized Participant is able to step forward to engage in creation and redemption transactions with the Fund, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Cyber Security Risk

The Fund is susceptible to operational risks through breaches in cyber security. Such events may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity and could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of the securities issuers or the Fund’s third-party service providers can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed.

Depositary Receipts Risk

Sponsored and unsponsored depositary receipts involve risk not experienced when investing directly in the equity securities of an issuer. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts.

Equity Securities Risk

Investments in common stocks and other equity securities are particularly subject to the risk of changes in investors’ perceptions of the financial condition of an issuer, conditions affecting equity markets generally and political and/or economic events. Equity prices may also be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Holders of an issuer’s common stock may be subject to greater risks than holders of its preferred stock and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of an issuer.

Foreign Securities Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. To the extent the Fund invests in securities issued by companies that receive revenues in foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar. Some countries and regions have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and therefore not all material information will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments. Less developed securities markets are more likely to experience problems with the clearing and settling of trades, as well as the holding of securities by local banks, agents and depositories. The less developed a country’s securities market is, the greater the likelihood of clearing, custody and trade settlement problems.

Foreign Securities Valuation Risk

The Fund’s value may be impacted by events that cause the fair value of foreign securities to materially change between the close of the local exchange on which they trade and the time at which the Fund prices its Shares. Additionally, because foreign exchanges on which securities held by the Fund may be open on days when the Fund does not price its Shares, the potential exists for the value of the securities in the Fund’s portfolio to change on days when shareholders will not be able to purchase or sell the Fund’s Shares.

Investment Style Risk

The Fund seeks to allocate investment exposure based upon a particular style of investing. Different investment styles tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. As a consequence, the Fund may underperform as compared to the market generally or to other funds that invest in similar asset classes but employ different investment styles. Further, there is no guarantee that the Fund will accurately or optimally utilize the investment style or that it will successfully provide the desired investment exposure. The degree to which the Fund accurately or optimally utilizes the investment style is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the factors relevant to a particular investment.

●	ESG Investing Style Risk. The Fund seeks to provide exposure to the equity securities of companies meeting environmental, social and corporate governance investing criteria. The Fund excludes or limits exposure to securities of certain issuers for non-financial reasons, and the Fund may forgo some market opportunities available to funds that do not use these criteria. The application of environmental, social and corporate governance investing criteria may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market.

●	Growth Investing Style Risk. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value securities that can cushion stock prices in a falling market. The prices of growth securities are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth securities may be volatile and may also be more expensive, relative to their earnings or assets, compared to value or other stocks. Growth securities may go in and out of favor over time.

Issuer Risk

The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Large-Capitalization Companies Risk

Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large-capitalization companies has trailed the overall performance of the broader securities markets.

Market Capitalization Deviation Risk

There can be no assurance that the securities held by the Fund will stay within the Fund’s intended market capitalization range. As a result, the Fund may be exposed to additional risk or investors may not be given the opportunity to invest fully in a certain market capitalization range.

Market Risk

Market risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market, which may affect the Fund’s value. Turbulence in financial markets, tariffs and other protectionist measures, political developments and uncertainty, central bank policy, and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on a Fund and its investments. Market disruptions could cause the Fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Non-Diversified Risk

The Fund is classified as a “non-diversified” investment company under the 1940 Act, which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund.

Operational Risk

The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Portfolio Management Risk

The Fund is subject to portfolio management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result or, while it may be the desired result, may underperform other types of investment strategies. The application of ESG criteria may result in the Fund (i) having exposure to certain securities or industry sectors that are significantly different than the composition of the Fund’s benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Fund’s benchmark. There can be no guarantee that the Fund will meet its investment objective(s).

Secondary Market Trading Risk

Although the Fund’s Shares are listed for trading on one or more securities exchanges, there can be no assurance that an active trading market for such Shares will develop or be maintained by market makers or Authorized Participants. The trading of Shares on securities exchanges is subject to the risk of irregular trading activity. Securities exchanges have requirements that must be met in order for Shares to be listed. There can be no assurance that the requirements of an exchange necessary to maintain the listing of Shares will continue to be met. This risk is particularly acute for funds that fail to attract a large number of shareholders. Pursuant to an exchange’s “circuit breaker” rules, trading in the Fund’s Shares may be halted due to extraordinary market volatility. Additionally, market makers are under no obligation to make a market in the Fund’s Shares and Authorized Participants are not obligated to submit purchase or redemption orders for creation units. In the event market makers cease making a market in the Fund’s Shares or Authorized Participants stop submitting purchase or redemption orders for creation units, the Fund’s Shares may trade at a larger premium or discount to its NAV.

Trading Price Risk

Although it is generally expected that the market price of the Fund’s Shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. Shares of the Fund trade on securities exchanges at prices at, above or below the Fund’s most recent NAV. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s Shares fluctuates continuously throughout trading hours based on timing reasons and market supply of and demand for Shares and the Fund’s NAV, among other reasons. As a result, the trading prices of the Fund’s Shares may deviate significantly from NAV during periods of market volatility. The market price of the Fund’s Shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade the Shares. In times of severe market disruption, the bid/ask spread can increase significantly. At those times, Shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that an investor most wants to sell their Shares. The risk of wide bid and ask spreads may be especially pronounced for smaller funds. In addition, increased market volatility may cause wider spreads. Because of the costs inherent in buying or selling Shares, frequent trading may detract significantly from investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments through a brokerage account.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with its benchmark over time. The table that follows the bar chart shows the Fund’s average annual total return, both before and after taxes. In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market, as a replacement for the Russell 1000 Growth® Index. The table also includes the average annual returns of the Russell 1000 Growth® Index, which measures the performance of the large-cap growth segment of the U.S. equity universe and includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense reimbursement in effect, if such waivers or reimbursements were not in place, the Fund’s performance would be reduced. Fund performance current to the most recent month-end is available by calling 1-888-474-7725 or by visiting newyorklifeinvestments.com/etf.

The Fund’s year-to-date total return as of June 30, 2024 was [ ]%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)	Return	Quarter/Year
Highest Return	17.89%	4Q/2023
Lowest Return	-3.45%	3Q/2023
Average Annual Total Returns as of December 31, 2023
	1 Year	Since Inception(1)
Returns before taxes	43.20%	28.09%
Returns after taxes on distributions(2)	43.19%	28.08%
Returns after taxes on distributions and sale of Fund Shares(2)	25.58%	21.72%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	25.96%	18.75%
Russell 1000 Growth® Index (reflects no deduction for fees, expenses or taxes)	42.68%	25.72%
(1)	The Fund commenced operations on June 23, 2022.

(2)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.

Investment Advisor and Subadvisor

New York Life investment Management LLC is the investment advisor to the Fund.

Winslow Capital Management, LLC is the investment subadvisor to the Fund.

Portfolio Managers

The professionals of the subadvisor that are jointly and primarily responsible for the day-to-day management of the Fund are:

Name & Title	Length of Service as Fund’s Portfolio Manager
Justin H. Kelly, Chief Executive Officer & Chief Investment Officer	Since Inception
Patrick M. Burton, Senior Managing Director	Since Inception
Peter A. Dlugosch, Managing Director	Since Inception
Steven M. Hamill, Senior Managing Director	Since 2023

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in large blocks of Shares called “Creation Units.” Individual Shares of the Fund may only be purchased and sold on the secondary market through a broker-dealer. Since Shares of the Fund trade on securities exchanges in the secondary market at their market price rather than their NAV, the Fund’s Shares may trade at a price greater than (premium) or less than (discount) the Fund’s NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the Fund (bid) and the lowest price a seller is willing to accept for Shares of the Fund (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information, including the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at newyorklifeinvestments.com/etf.

Tax Information

The Fund’s distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. However, subsequent withdrawals from such a tax-advantaged account may be subject to U.S. federal income tax. You should consult your tax advisor about your specific situation.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Information

NYLI Winslow Focused Large Cap Growth ETF

(prior to August 28, 2024, named IQ Winslow Focused Large Cap Growth ETF)

Investment Objective

The NYLI Winslow Focused Large Cap Growth ETF (the “Fund”) seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Shareholder Fees (fees paid directly from your investment):	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fee(a)	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Expense Waiver/Reimbursement(b)	[ ]%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	[ ]%

(a)	The management fee is as follows: 0.75% on assets up to $500 million; 0.725% on assets from $500 million to $750 million; 0.71% on assets from $750 million to $1 billion; 0.70% on assets from $1 billion to $2 billion; 0.66% on assets from $2 billion to $3 billion; 0.61% on assets from $3 billion to $7 billion; 0.585% on assets from $7 billion to $9 billion; and 0.575% on assets over $9 billion.

(b)	New York Life Investment Management LLC (“New York Life Investments” or “Advisor”) has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, dividend payments on short sales, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of a Fund’s business) to not more than 0.65% of the average daily net assets of the Fund. The agreement will remain in effect permanently unless terminated by the Board of Trustees of the Fund.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rates was [ ]% of the average value of its portfolio. This rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Shares.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in large capitalization companies, which are companies having a market capitalization in excess of $4 billion at the time of purchase. Typically, Winslow Capital Management, LLC (“Winslow Capital” or the “Subadvisor”) invests substantially all of the Fund’s investable assets in domestic securities. However, the Fund is permitted to invest up to 20% of its net assets in depositary receipts issued by a trust (including American Depositary Receipts (“ADRs”)) of foreign securities and in common stocks listed on a foreign exchange that trade on such exchange contemporaneously with the Shares. Generally, an issuer of a security is considered to be U.S. or foreign based on the issuer’s “country of risk,” as determined by a third-party service provider such as Bloomberg. The Fund will normally invest in a limited number of issuers and hold a core position of between 25 and 35 securities, although the number of securities held by the Fund may occasionally exceed this range at times. The Fund is actively managed and does not intend to track an index. The Fund is classified as “non-diversified” under the 1940 Act.

Investment Process: The Fund invests in those companies that the Subadvisor believes will provide an opportunity for achieving superior portfolio returns (i.e., returns in excess of the returns of the average stock ETF or mutual fund) over the long term. The Subadvisor seeks to invest in companies that have the potential for above-average future earnings and cash flow growth with management focused on shareholder value.

When purchasing stocks for the Fund, the Subadvisor looks for companies typically having some or all of the following attributes: addressing markets with growth opportunities; leads or gains in market share; identifiable and sustainable competitive advantages; managed by a team that can perpetuate the firm’s competitive advantages; high, and preferably rising, returns on invested capital; deploys excess cash flow to enhance shareholder return; and demonstrates sound corporate governance. As part of its qualitative assessment of each potential investment, the Subadvisor evaluates the company’s non-financial performance among certain environmental, social and governance (“ESG”) factors. The Subadvisor then determines which ESG factors may be material to a company’s future financial performance. This involves an evaluation of how the company integrates particular ESG risks and opportunities into its corporate strategy through, for example, improving governance practices, aligning management team incentives and increasing transparency into its ESG practices. The Subadvisor may give consideration to ESG factors including, but not limited to, impact on or from climate change, natural resource use, waste management practices, human capital management, product safety, supply chain management, corporate governance, business ethics and advocacy for governmental policy. ESG factors are evaluated by the Subadvisor based on data provided by independent ESG research vendors. The evaluation of ESG factors is integrated as one of several aspects of the Subadvisor’s investment process and the Subadvisor does not forgo potential investments strictly based on the evaluation of ESG factors.

The Subadvisor takes a “bottom-up” investment approach when selecting investments. This means it bases investment decisions on company specific factors, not general economic conditions.

Under normal market conditions, the Subadvisor employs a sell discipline pursuant to which it may sell some or all of its position in a stock when a stock becomes fully valued, the fundamental business prospects are deteriorating, or the position exceeds limits set by the Subadvisor.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. The Fund’s Shares will change in value and you could lose money by investing in the Fund. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Advisor or any of its affiliates. You should consider carefully the following risks before investing in the Fund.

Authorized Participant Concentration Risk

Only certain large institutions may engage in creation or redemption transactions directly with the Fund (each, an “Authorized Participant”). The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that those Authorized Participants exit the business or are unable to proceed with creation and/or redemption orders with the Fund and no other Authorized Participant is able to step forward to engage in creation and redemption transactions with the Fund, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Cyber Security Risk

The Fund is susceptible to operational risks through breaches in cyber security. Such events may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity and could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of the securities issuers or the Fund’s third-party service providers can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed.

Depositary Receipts Risk

Sponsored and unsponsored depositary receipts involve risk not experienced when investing directly in the equity securities of an issuer. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts.

Equity Securities Risk

Investments in common stocks and other equity securities are particularly subject to the risk of changes in investors’ perceptions of the financial condition of an issuer, conditions affecting equity markets generally and political and/or economic events. Equity prices may also be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Holders of an issuer’s common stock may be subject to greater risks than holders of its preferred stock and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of an issuer.

Focused Investment Risk

Because performance is dependent on a smaller number of holdings, the Fund may be more adversely impacted by price volatility than funds with a greater number of holdings. To the extent that the Fund invests a large percentage of its assets in securities of issuers within the same industry, group of industries, sector, country or region, an adverse economic, market, political or regulatory development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. Different industries, sectors, countries or regions tend to go through cycles of outperformance and underperformance in comparison to each other and to the general financial markets.

Foreign Securities Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. To the extent the Fund invests in securities issued by companies that receive revenues in foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar. Some countries and regions have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and therefore not all material information will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments. Less developed securities markets are more likely to experience problems with the clearing and settling of trades, as well as the holding of securities by local banks, agents and depositories. The less developed a country’s securities market is, the greater the likelihood of clearing, custody and trade settlement problems.

Foreign Securities Valuation Risk

The Fund’s value may be impacted by events that cause the fair value of foreign securities to materially change between the close of the local exchange on which they trade and the time at which the Fund prices its Shares. Additionally, because foreign exchanges on which securities held by the Fund may be open on days when the Fund does not price its Shares, the potential exists for the value of the securities in the Fund’s portfolio to change on days when shareholders will not be able to purchase or sell the Fund’s Shares.

Investment Style Risk

The Fund seeks to allocate investment exposure based upon a particular style of investing. Different investment styles tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. As a consequence, the Fund may underperform as compared to the market generally or to other funds that invest in similar asset classes but employ different investment styles. Further, there is no guarantee that the Fund will accurately or optimally utilize the investment style or that it will successfully provide the desired investment exposure. The degree to which the Fund accurately or optimally utilizes the investment style is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the factors relevant to a particular investment.

●	ESG Investing Style Risk. The Fund seeks to provide exposure to the equity securities of companies meeting environmental, social and corporate governance investing criteria. The Fund excludes or limits exposure to securities of certain issuers for non-financial reasons, and the Fund may forgo some market opportunities available to funds that do not use these criteria. The application of environmental, social and corporate governance investing criteria may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market.

●	Growth Investing Style Risk. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value securities that can cushion stock prices in a falling market. The prices of growth securities are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth securities may be volatile and may also be more expensive, relative to their earnings or assets, compared to value or other stocks. Growth securities may go in and out of favor over time.

Issuer Risk

The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Large-Capitalization Companies Risk

Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large-capitalization companies has trailed the overall performance of the broader securities markets.

Market Capitalization Deviation Risk

There can be no assurance that the securities held by the Fund will stay within the Fund’s intended market capitalization range. As a result, the Fund may be exposed to additional risk or investors may not be given the opportunity to invest fully in a certain market capitalization range.

Market Risk

Market risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market, which may affect the Fund’s value. Turbulence in financial markets, tariffs and other protectionist measures, political developments and uncertainty, central bank policy, and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on a Fund and its investments. Market disruptions could cause the Fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Non-Diversified Risk

The Fund is classified as a “non-diversified” investment company under the 1940 Act, which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund.

Operational Risk

The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Portfolio Management Risk

The Fund is subject to portfolio management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result or, while it may be the desired result, may underperform other types of investment strategies. The application of ESG criteria may result in the Fund (i) having exposure to certain securities or industry sectors that are significantly different than the composition of the Fund’s benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Fund’s benchmark. There can be no guarantee that the Fund will meet its investment objective(s).

Secondary Market Trading Risk

Although the Fund’s Shares are listed for trading on one or more securities exchanges, there can be no assurance that an active trading market for such Shares will develop or be maintained by market makers or Authorized Participants. The trading of Shares on securities exchanges is subject to the risk of irregular trading activity. Securities exchanges have requirements that must be met in order for Shares to be listed. There can be no assurance that the requirements of an exchange necessary to maintain the listing of Shares will continue to be met. This risk is particularly acute for funds that fail to attract a large number of shareholders. Pursuant to an exchange’s “circuit breaker” rules, trading in the Fund’s Shares may be halted due to extraordinary market volatility. Additionally, market makers are under no obligation to make a market in the Fund’s Shares and Authorized Participants are not obligated to submit purchase or redemption orders for creation units. In the event market makers cease making a market in the Fund’s Shares or Authorized Participants stop submitting purchase or redemption orders for creation units, the Fund’s Shares may trade at a larger premium or discount to its NAV.

Trading Price Risk

Although it is generally expected that the market price of the Fund’s Shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. Shares of the Fund trade on securities exchanges at prices at, above or below the Fund’s most recent NAV. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s Shares fluctuates continuously throughout trading hours based on timing reasons and market supply of and demand for Shares and the Fund’s NAV, among other reasons. As a result, the trading prices of the Fund’s Shares may deviate significantly from NAV during periods of market volatility. The market price of the Fund’s Shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade the Shares. In times of severe market disruption, the bid/ask spread can increase significantly. At those times, Shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that an investor most wants to sell their Shares. The risk of wide bid and ask spreads may be especially pronounced for smaller funds. In addition, increased market volatility may cause wider spreads. Because of the costs inherent in buying or selling Shares, frequent trading may detract significantly from investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments through a brokerage account.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with its benchmark over time. The table that follows the bar chart shows the Fund’s average annual total return, both before and after taxes. In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market, as a replacement for the Russell 1000 Growth® Index. The table also includes the average annual returns of the Russell 1000 Growth® Index, which measures the performance of the large-cap growth segment of the U.S. equity universe and includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense reimbursement in effect, if such waivers or reimbursements were not in place, the Fund’s performance would be reduced. Fund performance current to the most recent month-end is available by calling 1-888-474-7725 or by visiting newyorklifeinvestments.com/etf.

The Fund’s year-to-date total return as of June 30, 2024 was [ ]%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)	Return	Quarter/Year
Highest Return	16.24%	4Q/2023
Lowest Return	-3.78%	3Q/2023
Average Annual Total Returns as of December 31, 2023
	1 Year	Since Inception(1)
Returns before taxes	38.34%	27.84%
Returns after taxes on distributions(2)	38.01%	27.63%
Returns after taxes on distributions and sale of Fund Shares(2)	22.93%	21.52%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	25.96%	18.75%
Russell 1000 Growth® Index (reflects no deduction for fees, expenses or taxes)	42.68%	25.72%
(1)	The Fund commenced operations on June 23, 2022.

(2)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.

Investment Advisor and Subadvisor

New York Life Investment Management LLC is the investment advisor to the Fund.

Winslow Capital Management, LLC is the investment subadvisor to the Fund.

Portfolio Managers

The professionals of the subadvisor that are jointly and primarily responsible for the day-to-day management of the Fund are:

Name & Title	Length of Service as Fund’s Portfolio Manager
Justin H. Kelly, Chief Executive Officer & Chief Investment Officer	Since Inception
Patrick M. Burton, Senior Managing Director	Since Inception
Peter A. Dlugosch, Managing Director	Since Inception
Steven M. Hamill, Senior Managing Director	Since 2023

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in large blocks of Shares called “Creation Units.” Individual Shares of the Fund may only be purchased and sold on the secondary market through a broker-dealer. Since Shares of the Fund trade on securities exchanges in the secondary market at their market price rather than their NAV, the Fund’s Shares may trade at a price greater than (premium) or less than (discount) the Fund’s NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the Fund (bid) and the lowest price a seller is willing to accept for Shares of the Fund (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information, including the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at newyorklifeinvestments.com/etf.

Tax Information

The Fund’s distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. However, subsequent withdrawals from such a tax-advantaged account may be subject to U.S. federal income tax. You should consult your tax advisor about your specific situation.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Overview

The Trust is an investment company consisting of a number of separate investment portfolios (each, a “Fund” and together, the “Funds”) that are structured as exchange-traded funds (“ETFs”). Each share of a Fund represents an ownership interest in the securities and other instruments comprising a Fund’s portfolio. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of an ETF (such as the Funds) are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day, and may differ from a Fund’s NAV.

New York Life Investment Management LLC (“New York Life Investments” or “Advisor”) is the investment advisor to each Fund. Winslow Capital Management, LLC (the “Subadvisor”) is the investment subadvisor to each Fund.

Information about each Fund’s investment objective, principal investment strategies, investment practices and principal risks appears in the relevant summary section for each Fund at the beginning of the Prospectus. The information below describes in greater detail the principal and other investments, investment practices and risks pertinent to the Funds. Some of the Funds may use the investments/strategies discussed below more than other Funds. Not all investments/strategies of the Funds may be described in this Prospectus.

Description of the Principal Strategies of the Funds

The Funds are actively managed ETFs and thus do not seek to replicate the performance of a specific index. Instead, each Fund uses an active investment strategy to meet its investment objective. The Subadvisor, subject to the oversight of the Advisor and Board of Trustees of the Trust (the “Board”), has discretion on a daily basis to manage each Fund’s portfolio in accordance with the Fund’s investment objective and investment policies.

Each Fund has a distinct investment objective and policies. Except as otherwise stated in this Prospectus or the Funds’ Statement of Additional Information (the “SAI”), the investment objective and policies of each Fund are non-fundamental and may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval. There can be no assurance that a Fund’s objective will be achieved.

In accordance with Rule 35d-1 under the 1940 Act, each Fund has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its net assets in large capitalization companies, which are companies having a market capitalization in excess of $4 billion at the time of purchase. This policy is “non-fundamental,” which means that it may be changed by the Board without shareholder approval. Each Fund has adopted a policy to provide the Fund’s shareholders with at least 60 days’ prior notice of any changes in the Fund’s non-fundamental investment policy with respect to investments of the type suggested by its name.

The Subadvisor generally gives consideration to ESG criteria when evaluating investment opportunities for the Funds, consistent with each Fund’s investment objective and Principal Investment Strategies. The application of ESG criteria may result in a Fund (i) having exposure to certain securities or industry sectors that are significantly different than the composition of the Fund’s benchmark; and (ii) performing differently than the Fund’s benchmark or other funds and strategies in the Fund’s peer group that do not take into account ESG criteria. In addition, sectors and securities of companies that meet the ESG criteria may shift into and out of favor depending on market and economic conditions. The consideration of ESG criteria may adversely affect a Fund’s performance. The Subadvisor may give consideration to ESG factors including, but not limited to, impact on or from climate change, natural resource use, waste management practices, human capital management, product safety, supply chain management, corporate governance, business ethics and advocacy for governmental policy.

Unless otherwise indicated, all of the percentage limitations applicable to a Fund apply only at the time of an acquisition or encumbrance of securities or assets of the Fund, except that any borrowings by the Fund that exceeds applicable limitations must be reduced to meet such limitations within the period required by the 1940 Act. Therefore, a change in the percentage that results from a relative change in values or from a change in the Fund’s assets will not be considered a violation of the Fund’s policies or restrictions and the Fund’s future investments will be made in a manner that will bring the Fund into compliance with the applicable requirement. “Value” for the purposes of all investment restrictions shall mean the value used in determining the Fund’s NAV.

To the extent a Fund makes investments on behalf of a Fund that is regulated by the Commodities Futures Trading Commission, it intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”). The Advisor has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and is therefore not subject to registration as a commodity pool operator under the CEA.

Additional Investment Strategies

Temporary Defensive Positions

In times of unusual or adverse market, economic or political conditions or abnormal circumstances (such as large cash inflows or anticipated large redemptions), each Fund may, for temporary defensive purposes (which may be for a prolonged period), invest outside the scope of its principal investment strategies. Under such conditions, a Fund may not invest in accordance with its investment objective or principal investment strategies and, as a result, there is no assurance that the Fund will achieve its investment objective.

Securities Lending

A Fund may lend its portfolio securities. A securities lending program allows a Fund to receive a portion of the income generated by lending its securities and investing the respective collateral. In connection with such loans, a Fund receives liquid collateral equal to at least 102% (105% for foreign securities) of the value of the portfolio securities being lent. This collateral is marked to market on each trading day.

Additional Information About Risks

The principal risks of investing in the Funds are described below, which may result in a loss of your investment. As indicated in the table below, not all of these risks are principal risks of investing in each Fund. The Funds may be subject to risks to different degrees. The fact that a particular risk is not identified as a principal risk for a Fund does not mean that the Fund is prohibited from investing in securities or investments that give rise to that risk. There can be no assurance that a Fund will achieve its investment objective.

Investors should be aware that in light of the current uncertainty, volatility and state of economies, financial markets, and labor and health conditions around the world, the risks below are heightened significantly compared to normal conditions and therefore may subject a Fund’s investments and a shareholder’s investment in a Fund to reduced yield and/or income and sudden and substantial losses. The fact that a particular risk below is not specifically identified as being heightened under current conditions does not mean that the risk is not greater than under normal conditions. Additional information about the investment practices of the Funds and risks pertinent to these practices is included in the SAI. The following information regarding principal investment strategies and risks is provided in alphabetical order and not necessarily in order of importance.

X Principal Risk • Additional Risk	NYLI Winslow Large Cap Growth ETF	NYLI Winslow Focused Large Cap Growth ETF
Authorized Participant Concentration Risk	X	X
Cyber Security Risk	X	X
Depositary Receipts Risk	X	X
Equity Securities Risk	X	X
Focused Investment Risk		X
Foreign Securities Risk	X	X
Foreign Securities Valuation Risk	X	X
Investment Style Risk The following are sub-risks to this Risk:	X	X
*ESG Investing Style Risk	X	X
*Growth Investing Style Risk	X	X
Issuer Risk	X	X
Large-Capitalization Companies Risk	X	X
Large Investments Risk	•	•
Market Capitalization Deviation Risk	X	X
Market Disruption Risk and Recent Market Events	•	•
Market Risk	X	X
Non-Diversified Risk	X	X
Operational Risk	X	X
Portfolio Management Risk	X	X
Securities Lending Risk	•	•
Secondary Market Trading Risk	X	X
Trading Price Risk	X	X
U.S. Tax Risk	•	•

Authorized Participant Concentration Risk

Only an Authorized Participant may engage in creation or redemption transactions directly with the Funds. Each Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation and/or redemption orders with a Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Cyber Security Risk

The Funds are susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. These risks typically are not covered by insurance. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber incidents include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures by or breaches of the systems of security issuers, the Advisor, distributor and other service providers (including, but not limited to, sub-advisors, index providers, fund accountants, custodians, transfer agents and administrators), market makers, Authorized Participants or the issuers of securities in which a Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with a Fund’s ability to calculate its NAV, disclosure of confidential trading information, impediments to trading, submission of erroneous trades or erroneous creation or redemption orders, the inability of a Fund or its service providers to transact business, violations of applicable privacy and other laws, regulatory fines and other penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Substantial costs may be incurred by a Fund in order to resolve or prevent cyber incidents in the future. While the Funds have established business continuity plans in the event of, and risk management systems to prevent, such cyber attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified and that prevention and remediation efforts will not be successful. Furthermore, the Funds cannot control the cyber security plans and systems put in place by service providers to the Funds, issuers in which the Funds invest, Authorized Participants or market makers. There is no guarantee that such preventative efforts will succeed, and the Funds and their shareholders could be negatively impacted as a result.

Depositary Receipts Risk

A Fund may invest in listed and liquid depositary receipts, including listed unsponsored depositary receipts. Unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. These investments may involve additional risks and considerations including, for example, risks related to adverse political and economic developments unique to a country or region, currency fluctuations or controls and the possibility of expropriation, nationalization or confiscatory taxation. The issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts. Additionally, to the extent the value of a depositary receipt held by a Fund fails to track that of the underlying security, the use of the depositary receipt may result in tracking error. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

Equity Securities Risk

The value of equity securities held by a Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by a Fund participate or factors relating to specific companies in which a Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by a Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by a Fund. In addition, common stock of an issuer in a Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Holders of an issuer’s common stock may also be subject to greater risks than holders of its preferred stock and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of an issuer.

Focused Investment Risk

Because performance is dependent on a smaller number of holdings, the Fund may be more adversely impacted by price volatility than funds with a greater number of holdings. To the extent that the Fund invests a large percentage of its assets in securities of issuers within the same industry, group of industries, sector, country or region, an adverse economic, market, political or regulatory development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. Different industries, sectors, countries or regions tend to go through cycles of outperformance and underperformance in comparison to each other and to the general financial markets.

Foreign Securities Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. To the extent a Fund invests in securities issued by companies that receive revenues in foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar. Some countries and regions have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, custody, financial reporting and record keeping than are U.S. issuers, and therefore not all material information will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact a Fund’s ability to invest in foreign securities or may prevent a Fund from repatriating its investments. Non-U.S. transaction costs, such as brokerage commissions and custody costs, may be higher than in the United States. In some non-U.S. markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. markets. Prevailing clearing, custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) could similarly expose a Fund to credit and other risks it does not have in the United States with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. The less developed a country’s securities market is, the greater the likelihood of clearing, custody and trade settlement problems. In addition, a Fund may not receive shareholder communications or be permitted to vote the securities it holds, as the issuers may be under no legal obligation to distribute them.

Foreign Securities Valuation Risk

A Fund’s value may be impacted by events that cause the fair value of foreign securities to materially change between the close of the local exchange on which they trade and the time at which the Fund prices its Shares. Additionally, because foreign exchanges on which securities held by a Fund may be open on days when such Fund does not price its Shares, the potential exists for the value of the securities in a Fund’s portfolio to change on days when shareholders will not be able to purchase or sell such Fund’s Shares.

Investment Style Risk

The Funds seek to allocate investment exposure based upon a particular style of investing. Different investment styles tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. As a consequence, a Fund may underperform as compared to the market generally or to other funds that invest in similar asset classes but employ different investment styles. Further, there is no guarantee that a Fund will accurately or optimally utilize the investment style or that it will successfully provide the desired investment exposure. The degree to which a Fund accurately or optimally utilizes the investment style is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the factors relevant to a particular investment.

●	ESG Investing Style Risk. The Funds seek to provide exposure to the equity securities of companies meeting sustainable and responsible investing criteria. The Funds exclude or limit exposure to securities of certain issuers for non-financial reasons, and the Funds may forgo some market opportunities available to funds that do not use these criteria. The application of sustainable and responsible investing criteria may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market.

●	Growth Investing Style Risk. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value securities that can cushion stock prices in a falling market. The prices of growth securities are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth securities may be volatile and may also be more expensive, relative to their earnings or assets, compared to value or other stocks. Growth securities may go in and out of favor over time.

Issuer Risk

The performance of a Fund depends on the performance of individual securities to which the Fund has exposure. Any issuer of these securities may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, expiration of patent protection, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures, credit deterioration of the issuer or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline. An issuer may also be subject to risks associated with the countries, states and regions in which the issuer resides, invests, sells products or otherwise conducts operations.

Large-Capitalization Companies Risk

Large-capitalization companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies, especially during periods of economic expansion. Large capitalization companies may go in and out of favor based on market and economic conditions. Although the securities of larger companies may, on average, be less volatile than those of companies with smaller market capitalizations, during different market cycles, the performance of large-capitalization companies has trailed the overall performance of the broader securities markets and the securities of smaller companies.

Large Investments Risk

From time to time, a Fund may receive large purchase or redemption orders from affiliated or unaffiliated funds or other investors. In addition, any third-party investor, investment advisor affiliate, authorized participant, lead market maker or other entity may make a large investment in a Fund and hold its investment for any number of reasons, including to facilitate such Fund’s commencement of operations or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not sell or redeem its investment at any given time, either in a single transaction or over time. These large transactions, and particularly redemptions, could have adverse effects on a Fund, including: (i) negative impacts to performance if the Fund were required to sell securities, invest cash or hold significant cash at times when it otherwise would not do so; (ii) wider price spreads or greater premiums/discounts that could materialize as a result of lower secondary market volume of shares; and (iii) negative federal income tax consequences if this activity accelerated the realization of capital gains.

Market Capitalization Deviation Risk

There can be no assurance that the securities held by a Fund will stay within the Fund’s intended market capitalization range. As a result, a Fund may be exposed to additional risk or investors may not be given the opportunity to invest fully in a certain market capitalization range.

Market Disruption Risk and Recent Market Events

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises (such as the spread of infectious diseases, pandemics and epidemics) and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on a Fund and its investments. For example, pandemic spread of the novel coronavirus disease known as COVID-19 and the ensuing policies enacted by governments and central banks caused significant volatility and great uncertainty in global financial markets, negatively impacting global growth prospects. Market disruptions such as these could cause a Fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Market Risk

The value of a Fund’s investments may fluctuate and/or decline because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Changes in these markets may be rapid and unpredictable. Fluctuations in the markets generally or in a specific industry or sector may impact the securities in which a Fund invests. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of Fund shares. Such conditions may add significantly to the risk of volatility in the net asset value of a Fund’s shares and the market prices at which shares of a Fund trade on a securities exchange. During periods of market stress shares of a Fund may also experience significantly wider “bid/ask” spreads and premiums and discounts between a Fund’s net asset value and market price. Market changes may impact equity and fixed income securities in different and, at times, conflicting manners. A Fund potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations or market closures. Thus, investments that the Subadvisor believes represent an attractive opportunity or in which a Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities sought by the Subadvisor and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time. Securities and investments held by a Fund may be susceptible to declines in value, including declines in value that are not believed to be representative of the issuer’s value or fundamentals, due to investor reactions to such events.

Political and diplomatic events within the United States and abroad, such as the U.S. budget and deficit reduction plans, protectionist measures, trade tensions central bank policy and government intervention in the economy, has in the past resulted, and may in the future result, in developments that present additional risks to a Fund’s investments and operations. Geopolitical and other events, such as war, acts of terrorism, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of a Fund and its investments. Additional and/or prolonged geopolitical or other events may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. Any such market, economic and other disruptions could also prevent a Fund from executing its investment strategies and processes in a timely manner.

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares, they could be worth less than what you paid for them.

Non-Diversified Risk

Each Fund is classified as a “non-diversified” investment company under the 1940 Act, which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent a Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund. Under the 1940 Act, a Fund may change its classification from non-diversified to diversified without shareholder approval.

Operational Risk

Each Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund, Advisor and Subadvisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Portfolio Management Risk

Each Fund is subject to portfolio management risk because it is an actively managed portfolio. In managing a Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective(s). In addition, a Fund may not achieve its investment objective if the portfolio managers take temporary positions in response to unusual or adverse market, economic or political conditions, or other unusual or abnormal circumstances. The Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Fund (i) having exposure to certain securities or industry sectors that are significantly different than the composition of the Fund’s benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Fund’s benchmark. The investments selected by a Fund’s portfolio managers may underperform the market or other investments.

Secondary Market Trading Risk

Although each Fund’s Shares are listed for trading on one or more securities exchanges, there can be no assurance that an active trading market for such Shares will develop or be maintained by market makers or Authorized Participants. The trading of Shares on securities exchanges is subject to the risk of irregular trading activity. Securities exchanges have requirements that must be met in order for Shares to be listed. There can be no assurance that the requirements of an exchange necessary to maintain the listing of Shares will continue to be met. This risk is particularly acute for funds that fail to attract a large number of shareholders. Pursuant to an exchange’s “circuit breaker” rules, trading in a Fund’s Shares may be halted due to extraordinary market volatility. Additionally, market makers are under no obligation to make a market in a Fund’s Shares and Authorized Participants are not obligated to submit purchase or redemption orders for Creation Units. In the event market makers cease making a market in a Fund’s Shares or Authorized Participants stop submitting purchase or redemption orders for Creation Units, such Fund’s Shares may trade at a larger premium or discount to its NAV.

For at least the first three years after launch of a Fund, the Board of Trustees will promptly meet if, for 30 or more days in any quarter or 15 days in a row, the absolute difference between either the market closing price or the bid/ask price, on one hand, and NAV, on the other, exceeds 1.00% or the bid/ask spread exceeds 1.00%. In such a circumstance, the Board of Trustees will consider the continuing viability of a Fund, whether shareholders are being harmed, and what, if any, action would be appropriate to among other things, narrow the premium/discount or spread, as applicable. The Board of Trustees will then decide whether to take any such action. Potential actions may include, but are not limited to, changing lead market makers, listing a Fund on a different exchange, changing the size of Creation Units, changing a Fund’s investment objective or strategy, and liquidating the Fund.

Securities Lending Risk

Securities lending involves the risk that a Fund may lose money in the event that the borrower fails to return the securities in a timely manner or at all. A Fund also could lose money in the event of a decline in the value of the collateral provided for loaned securities or in the event that the borrower fails to provide additional collateral as needed to ensure the loan is fully collateralized. A Fund may also not experience the returns expected with the investment of cash collateral. Furthermore, as with other extensions of credit, a Fund could lose its rights in the collateral should the borrower fail financially. The loaned portfolio securities may not be available to a Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price. These events could also trigger adverse tax consequences for a Fund.

Trading Price Risk

Although it is generally expected that the market price of a Fund’s Shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. Shares of a Fund trade on securities exchanges at prices at, above or below the Fund’s most recent NAV. The NAV of a Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of a Fund’s Shares fluctuates continuously throughout trading hours based on timing reasons and market supply of and demand for Shares and the Fund’s NAV, among other reasons. As a result, the trading prices of a Fund’s Shares may deviate significantly from NAV during periods of market volatility. The market price of a Fund’s Shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade the Shares. In times of severe market disruption, the bid/ask spread can increase significantly. At those times, Shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that an investor most wants to sell their Shares. The risk of wide bid and ask spreads may be especially pronounced for smaller funds. In addition, increased market volatility may cause wider spreads. Because of the costs inherent in buying or selling Shares, frequent trading may detract significantly from investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments through a brokerage account.

U.S. Tax Risk

To qualify for the favorable U.S. federal income tax treatment accorded to regulated investment companies, a Fund must satisfy certain income, asset diversification and distribution requirements. If for any taxable year, a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) for that year would be subject to tax at regular corporate rates without any deduction for distributions to its shareholders, and the Fund’s distributions, would be taxable to its shareholders as dividend income to the extent of a Fund’s current and accumulated earnings and profits. To the extent a Fund engages in derivatives transactions, the tax treatment such derivatives transactions is unclear for purposes of determining a Fund’s tax status. To the extent a Fund engages in transactions in financial instruments, including, but not limited to, options, futures contracts, hedging transactions, forward contracts and swap contracts, the Fund will be subject to special tax rules (which may include mark-to-market, constructive sale, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could, therefore, affect the amount, timing and character of distributions to a Fund’s shareholders. A Fund’s use of such transactions may result in the Fund realizing more short-term capital gains and ordinary income, in each case subject to U.S. federal income tax at higher ordinary income tax rates, than it would if it did not engage in such transactions.

Buying and Selling Shares in the Secondary Market

Most investors will buy and sell Shares of each Fund in secondary market (“Secondary Market”) transactions through brokers. Shares of each Fund will be listed for trading on the Secondary Market on the NYSE Arca. Shares can be bought and sold throughout the trading day like other publicly-traded shares. Unless imposed by your broker or dealer, there is no minimum dollar amount you must invest and no minimum number of Shares you must buy in the Secondary Market. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the Secondary Market on each leg of a round trip (purchase and sale) transaction. In addition, because transactions in the Secondary Market occur at market prices, you may pay more than NAV when you buy Shares and receive less than NAV when you sell those Shares.

Share prices are reported in dollars and cents per Share. For information about buying and selling Shares in the Secondary Market, please contact your broker or dealer.

Book Entry

Shares of each Fund are held in book-entry form and no stock certificates are issued. DTC, through its nominee Cede & Co., is the record owner of all outstanding Shares.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants.

These procedures are the same as those that apply to any securities that you hold in book entry or “street name” form for any publicly-traded company. Specifically, in the case of a shareholder meeting of a Fund, DTC assigns applicable Cede & Co. voting rights to its participants that have Shares credited to their accounts on the record date, issues an omnibus proxy and forwards the omnibus proxy to the Fund. The omnibus proxy transfers the voting authority from Cede & Co. to the DTC participant. This gives the DTC participant through whom you own Shares (namely, your broker, dealer, bank, trust company or other nominee) authority to vote the shares, and, in turn, the DTC participant is obligated to follow the voting instructions you provide.

Management

The Board is responsible for the general supervision of the Funds. The Board appoints officers who are responsible for the day-to-day operations of the Funds.

Investment Advisor

The Advisor, located at 51 Madison Avenue, New York, New York 10010, is a Delaware limited liability company. The Advisor commenced operations in April 2000 and is a wholly-owned indirect subsidiary of New York Life Insurance Company. As of June 30, 2024, the Advisor had approximately $[ ] billion in assets under management.

The Advisor has overall responsibility for the general management and administration of the Trust. The Advisor provides an investment program for the Funds. The Advisor has delegated certain advisory duties with regard to the Funds (including management of all of the Fund’s assets) to the Subadvisor. The Advisor has also arranged for custody, fund administration, transfer agency and all other non-distribution related services necessary for the Funds to operate.

As compensation for its services and its assumption of certain expenses, each Fund pays the Advisor a management fee equal to a percentage of a Fund’s average daily net assets that is calculated daily and paid monthly, as follows:

Management Fee	Assets
0.75%	Up to $500 million
0.725%	From $500 million to $750 million
0.71%	From $750 million to $1 billion
0.70%	From $1 billion to $2 billion
0.66%	From $2 billion to $3 billion
0.61%	From $3 billion to $7 billion
0.585%	From $7 billion to $9 billion
0.575%	Over $9 billion

The Advisor may voluntarily waive any portion of its advisory fee from time to time, and may discontinue or modify any such voluntary limitations in the future at its discretion.

The Advisor serves as investment advisor to each Fund pursuant to an Investment Advisory Agreement (the “Advisory Agreement”) and the Subadvisor serves as investment subadvisor to each Fund pursuant to an Investment Subadvisory Agreement (the “Subadvisory Agreement”). The Advisory Agreement and Subadvisory Agreement were approved by the Independent Trustees of the Trust. The basis for the Trustees’ approval of the Advisory Agreement and Subadvisory Agreement are available in the Trust’s Annual Report to shareholders.

Section 15(a) of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisors to investment companies be approved by shareholders. As interpreted, this requirement also applies to the appointment of subadvisors to the Funds. The Advisor and the Trust have obtained an exemptive order (the “Order”) from the SEC permitting the Advisor, on behalf of the Funds and subject to the approval of the Board, including a majority of the Independent Trustees, to hire or terminate unaffiliated subadvisors and to modify any existing or future subadvisory agreement with unaffiliated subadvisors without shareholder approval. This authority is subject to certain conditions. A Fund will notify shareholders and provide them with certain information required by the Order within 90 days of hiring a new subadvisor. A Fund’s sole shareholder has approved the use of the Order.

The Advisor has also obtained a second exemptive order (“New Order”) from the SEC to operate under a manager-of-managers structure to permit the Advisor, on behalf of the Funds and subject to the approval of the Board, including a majority of the Independent Trustees, to hire or terminate affiliated and unaffiliated subadvisors and to modify any existing or future subadvisory agreement with a subadvisor without shareholder approval. This authority is subject to certain conditions. A Fund will notify shareholders and provide them with certain information required by the Order within 90 days of hiring a new subadvisor. The New Order also grants the Advisor and Trust relief with respect to the disclosure of the advisory fees paid to individual subadvisors in various documents filed with the SEC and provided to shareholders. Pursuant to the New Order, a Fund may disclose the aggregate fees payable to the Advisor and wholly owned subadvisors and the aggregate fees payable to unaffiliated subadvisors and subadvisors affiliated with Advisor, other than wholly-owned subadvisors. None of the Funds described herein may rely on any aspect of the New Order without obtaining shareholder approval.

Expense Waiver/Reimbursement Agreement

The Advisor has entered into an Expense Waiver/Reimbursement Agreement with each Fund whereby the Advisor has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, dividends paid on short sales, acquired fund fees and expenses, and extraordinary expenses) to not more than the average daily net assets of each Fund as forth in the table below. The agreement will remain in effect permanently unless terminated by the Board of Trustees of the Fund.

Fund Name	Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement
NYLI Winslow Large Cap Growth ETF	0.60%
NYLI Winslow Focused Large Cap Growth ETF	0.65%

Subadvisor

Pursuant to an investment subadvisory agreement with the Advisor, Winslow Capital Management, LLC (“Winslow Capital”) serves as the subadvisor to each Fund and makes investment decisions, and buys and sells securities for the Funds. Under the supervision of the Advisor, the Subadvisor is responsible for making the specific decisions about the following: (i) buying, selling and holding securities; (ii) selecting brokers and brokerage firms to trade for them; (iii) maintaining accurate records; and, if possible, (iv) negotiating favorable commissions and fees with the brokers and brokerage firms. For these services, the Subadvisor is paid a monthly fee by the Advisor out of the Advisor’s management fee, not a Fund. See the SAI for additional information about fees. To the extent that the Advisor has agreed to waive its management fee or reimburse expenses for a Fund, the Subadvisor has agreed to waive or reimburse its fee proportionately. The basis for the Board’s approval of the Subadvisory Agreement is available in the Trust’s Annual Report to shareholders.

Winslow Capital is located at 4400 IDS Center, 80 South Eighth Street, Minneapolis, Minnesota 55402, and serves as investment subadvisor to the Funds pursuant to the Investment Subadvisory Agreement between the Advisor and the Subsadvisor (the “Subadvisory Agreement”). Winslow Capital has been an investment advisor since 1992, and is a wholly-owned subsidiary of Nuveen, LLC. As of October 1, 2014, Nuveen, LLC is an indirect subsidiary of TIAA. As of June 30, 2024, Winslow Capital managed approximately $[ ] billion in assets.

Portfolio Management

The following section provides biographical information about the Funds’ portfolio managers. Additional information about the portfolio managers’ compensation, other accounts managed, and ownership of the Funds is available in the SAI.

Justin H. Kelly, Chief Executive Officer & Chief Investment Officer

Mr. Kelly is the Chief Executive Officer, Chief Investment Officer and Portfolio Manager of Winslow Capital, and has been with the firm since 1999. Mr. Kelly graduated summa cum laude from Babson College in 1993 with a BS in Finance/Investments. He is also a CFA® charterholder.

Patrick M. Burton, Senior Managing Director

Mr. Burton is a Senior Managing Director and Portfolio Manager of Winslow Capital and has been with the firm since 2010. Prior to joining Winslow Capital, Mr. Burton was a Senior Equity Research Analyst at Thrivent Asset Management from 2009 to 2010. Prior to that, Mr. Burton was a Managing Director with Citigroup Investments from 1999 to 2009. Mr. Burton received his BS with distinction in Finance from the University of Minnesota. He is also a CFA® charterholder.

Peter A. Dlugosch, Managing Director

Mr. Dlugosch is a Managing Director and Portfolio Manager of Winslow Capital and has been with the firm since 2013. Prior to joining Winslow Capital, he was an Executive Director, Institutional Equity Sales & Trading at UBS Investment Bank in Boston. Mr. Dlugosch earned his BS in Business Administration-Finance from Villanova University.

Steven M. Hamill, Senior Managing Director

Mr. Hamill is a Senior Managing Director and Portfolio Manager of Winslow Capital and has been with the firm since 2006. Prior to joining Winslow Capital, he was a Senior Analyst at Piper Jaffray and RBC Capital Markets providing research on the medical device industry. He also served as a Manager at Arthur Andersen. Mr. Hamill graduated magna cum laude with a BS in Honors Economics & Finance from Marquette University. He is also a CFA® charterholder.

Other Service Providers

Fund Administrator, Custodian, Transfer Agent and Securities Lending Agent

The Bank of New York Mellon (“BNY Mellon”), located at 240 Greenwich Street, New York, New York 10286, serves as the Funds’ Administrator, Custodian, Transfer Agent and Securities Lending Agent. BNY Mellon is the principal operating subsidiary of The Bank of New York Mellon Corporation.

Under the Fund Administration and Accounting Agreement (the “Administration Agreement”), BNY Mellon serves as Administrator for the Funds. Under the Administration Agreement, BNY Mellon provides necessary administrative, legal, tax, accounting services, and financial reporting for the maintenance and operations of the Trust. In addition, BNY Mellon makes available the office space, equipment, personnel and facilities required to provide such services.

BNY Mellon supervises the overall administration of the Trust, including, among other responsibilities, assisting in the preparation and filing of documents required for compliance by the Funds with applicable laws and regulations and arranging for the maintenance of books and records of the Funds. BNY Mellon provides persons satisfactory to the Board to serve as officers of the Trust.

Distributor

ALPS Distributors, Inc. (“ALPS” or the “Distributor”), located at 1290 Broadway, Suite 1000, Denver, Colorado 80203, serves as the Distributor of Creation Units for the Funds on an agency basis. The Distributor does not maintain a Secondary Market in the Funds’ Shares. NYLIFE Distributors LLC has entered into a Services Agreement with ALPS to market the Funds.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, located at 300 Madison Avenue, New York, NY 10017, serves as the independent registered public accounting firm for the Trust.

Legal Counsel

Chapman and Cutler LLP, located at 1717 Rhode Island Avenue, Washington, D.C. 20036, serves as counsel to the Trust and the Funds.

Frequent Trading

The Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Shares by Fund shareholders (“market timing”). In determining not to adopt market timing policies and procedures, the Board evaluated the risks posed by market timing activities, including dilution, disruption of portfolio management, increases in a Fund’s trading costs and the realization of capital gains. The Board ultimately determined that due to an ETF’s creation/redemption mechanism, whereby Fund Shares can only be purchased and redeemed directly from the Fund in Creation Units by Authorized Participants, and that the vast majority of trading in Fund Shares occurs on the Secondary Market and does not involve a Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing. Accordingly, the Board determined that it is not necessary to adopt market timing policies and procedures.

Distribution and Service Plan

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of each Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the respective Fund’s assets, and over time these fees will increase the cost of your investment and they may cost you more than certain other types of sales charges.

The Advisor and its affiliates may, out of their own resources, pay amounts (“Payments”) to third-parties for distribution or marketing services on behalf of the Funds. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments. The Advisor may make Payments for such third-parties to organize or participate in activities that are designed to make registered representatives, other professionals and individual investors more knowledgeable about ETFs, including ETFs advised by the Advisor, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems (“Education Costs”). The Advisor also may make Payments to third-parties to help defray costs typically covered by a trading commission, such as certain printing, publishing and mailing costs or materials relating to the marketing of services related to exchange-traded products (such as commission-free trading platforms) or exchange-traded products in general (“Administrative Costs”).

Determination of Net Asset Value (NAV)

The NAV of the Shares for a Fund is equal to the Fund’s total assets minus its total liabilities divided by the total number of Shares outstanding. Interest and investment income on a Fund’s assets accrue daily and are included in the Fund’s total assets. Expenses and fees (including investment advisory, management, administration and distribution fees, if any) accrue daily and are included in a Fund’s total liabilities. The NAV that is published is rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV is calculated to five decimal places. The NAV is calculated by the Administrator and Custodian and determined each day the NYSE Arca is open for trading (“Business Day”) as of the close of regular trading on the NYSE Arca (ordinarily 4:00 p.m. Eastern time).

In calculating NAV, the Fund’s investments are valued using market quotations when available. Equity securities are generally valued at the closing price of the security on the security’s primary exchange. The primary exchanges for the Fund’s foreign equity securities may close for trading at various times prior to close of regular trading on the NYSE Arca, and the value of such securities used in computing the Fund’s NAV are generally determined as of such times. The Fund’s foreign securities may trade on weekends or other days when Shares do not trade. Consequently, the value of portfolio securities of the Fund may change on days when Shares of the Fund cannot be purchased or sold.

When market quotations or prices are not readily available or are deemed unreliable or not representative of an investment’s fair value, investments are valued using fair value pricing as determined in good faith by the Advisor. The New York Life Investments Active ETF Trust’s Valuation Procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Funds’ assets and liabilities) rests with the Advisor. The Advisor may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity or other reason, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available.

The frequency with which the Funds’ investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the respective Fund invests pursuant to its investment objective, strategies and limitations. If the Funds invest in other open-end management investment companies registered under the 1940 Act, such investments are generally valued using the investment company’s NAV per share or public offering price. Those companies may also use fair value pricing under some circumstances.

Valuing each Fund’s investments using fair value pricing results in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate NAV and the prices used to determine each Fund’s indicative intra-day value (“IIV”), which could result in the market prices for Shares deviating from NAV.

Premium/Discount Information

Information regarding the extent and frequency with which market prices of Shares have tracked the relevant Fund’s NAV is available without charge on the Funds’ website at newyorklifeinvestments.com/etf.

Dividends, Distributions and Taxes

Net Investment Income and Capital Gains

As a Fund shareholder, you are entitled to your share of a Fund’s distributions of net investment income and net realized capital gains on its investments. The Funds pay out substantially all of their net earnings to their shareholders as “distributions.”

The Funds typically earns income dividends from stocks and interest from debt securities. These amounts, net of expenses, typically are passed along to Fund shareholders as dividends from net investment income. The Funds realize capital gains or losses whenever they sell securities. Net capital gains typically are passed along to shareholders as “capital gain distributions.”

Net investment income and net capital gains typically are distributed to shareholders at least annually. Dividends may be declared and paid more frequently to comply with the distribution requirements of the U.S. Internal Revenue Code of 1986, as amended (the “Code”). In addition, the Funds may decide to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Funds owned the underlying investment securities for the entire dividend period, in which case some portion of each distribution may result in a return of capital. You will be notified regarding the portion of a distribution that represents a return of capital.

Distributions in cash may be reinvested automatically in additional Shares of the Fund only if the broker through which you purchased Shares makes such option available. Distributions which are reinvested nevertheless will be subject to U.S. federal income tax to the same extent as if such distributions had not been reinvested.

U.S. Federal Income Taxation

The following is a summary of the material U.S. federal income tax considerations applicable to an investment in Shares of the Funds. The summary is based on the laws in effect on the date of this Prospectus and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect. In addition, this summary assumes that a Fund shareholder holds Shares as capital assets within the meaning of the Code and does not hold Shares in connection with a trade or business. This summary does not address all potential U.S. federal income tax considerations possibly applicable to an investment in Shares of the Fund, and does not address the consequences to Fund shareholders subject to special tax rules, including, but not limited to, partnerships and the partners therein, tax-exempt shareholders, regulated investment companies (“RICs”, real estate investment trusts (“REITS”), real estate mortgage investment conduits (“REMICs”), those who hold Shares through an IRA, 401(k) plan or other tax-advantaged account, and, except to the extent discussed below, “non-U.S. shareholder” (as defined below). This discussion does not discuss any aspect of U.S. state, local, estate, gift, or non-U.S. tax law. Furthermore, this discussion is not intended or written to be legal or tax advice to any shareholder in a Fund or other person and is not intended or written to be used or relied on, and cannot be used or relied on, by any such person for the purpose of avoiding any U.S. federal tax penalties that may be imposed on such person. Prospective Fund shareholders are urged to consult their own tax advisor with respect to the specific U.S. federal, state, local and non-U.S. tax consequences of investing in Shares, based on their particular circumstances.

The Funds have not requested and will not request an advance ruling from the U.S. Internal Revenue Service (the “IRS”) as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. Prospective investors should consult their own tax advisor with regard to the U.S. federal tax consequences of the purchase, ownership and disposition of Shares, as well as the tax consequences arising under the laws of any state, locality, non-U.S. or other taxing jurisdiction. The following information supplements and should be read in conjunction with the section in the SAI entitled “U.S. Federal Income Taxation.”

Tax Treatment of the Funds

The Funds intend to continue to qualify and elect to be treated as a separate RIC under the Code. To qualify and remain eligible for the special tax treatment accorded to RICs, the Funds must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its “investment company taxable income” (which includes dividends, interest and net short-term capital gains) and (ii) its net tax-exempt interest income, if any.

As a RIC, each Fund generally will not be required to pay corporate-level U.S. federal income taxes on any ordinary income or capital gains that it distributes to its shareholders. If a Fund fails to qualify as a RIC for any year (subject to certain curative measures allowed by the Code), the Fund will be subject to regular corporate-level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to its shareholders. In addition, in such case, distributions will be taxable to a Fund’s shareholders generally as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits. The remainder of this discussion assumes that a Fund will qualify for the special tax treatment accorded to RICs.

Each Fund generally will be subject to a 4% excise tax on certain undistributed income if the Fund does not distribute to its shareholders in each calendar year an amount at least equal to the sum of 98% of its ordinary income for the calendar year (taking into account certain deferrals and elections), 98.2% of its capital gain net income (adjusted for certain ordinary losses) for the twelve months ended October 31 of such year (or later if the Fund is permitted to elect and no elects), plus 100% of any undistributed amounts from prior years. For these purposes, a Fund will be treated as having distributed any amount on which it has been subject to U.S. corporate income tax for the taxable year ending within the calendar year. The Funds intend to make distributions necessary to avoid this 4% excise tax, although there can be no assurance that it will be able to do so.

Each Fund may be required to recognize taxable income in advance of receiving the related cash payment. For example, if a Fund invests in original issue discount obligations (such as zero coupon debt instruments or debt instruments with payment-in-kind interest), the Fund will be required to include in income each year a portion of the original issue discount that accrues over the term of the obligation, even if the related cash payment is not received by the Fund until a later year. Under the “wash sale” rules, a Fund may not be able to deduct a loss on a disposition of a portfolio security. As a result, a Fund may be required to make an annual income distribution greater than the total cash actually received during the year. Such distribution may be made from the cash assets of a Fund or by selling portfolio securities. Each Fund may realize gains or losses from such sales, in which event its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Tax Treatment of Fund Shareholders

Taxation of U.S. Shareholders. The following is a summary of certain U.S. federal income tax consequences of the purchase, ownership and disposition of Shares applicable to “U.S. shareholders.” For purposes of this discussion, a “U.S. shareholder” is a beneficial owners of Shares who, for U.S. federal income tax purposes, is (i) an individual who is a citizen or resident of the United States; (ii) a corporation (or an entity treated as a corporation for U.S. federal tax purposes) created or organized in the United States or under the laws of the United States, or of any state thereof, or the District of Columbia; (iii) an estate, the income of which is includable in gross income for U.S. federal income tax purposes regardless of its source; or (iv) a trust, if (1) a U.S. court is able to exercise primary supervision over the administration of such trust and one or more U.S. persons have the authority to control all substantial decisions of the trust, or (2) the trust has a valid election in place to be treated as a U.S. person.

Fund Distributions. In general, taxable Fund distributions are subject to U.S. federal income tax when paid, regardless of whether they consist of cash or property, and regardless of whether they are re-invested in Shares. However, any Fund distribution declared in October, November or December of any calendar year and payable to shareholders of record on a specified date during such month will be deemed to have been received by the Fund shareholder on December 31 of such calendar year, provided such dividend is actually paid during January of the following calendar year.

Distributions of a Fund’s taxable net investment income and net short-term capital gains in excess of net long-term capital losses (collectively referred to as “ordinary income dividends”) are taxable as ordinary income to the extent of the Fund’s current and accumulated earnings and profits (subject to an exception for distributions of “qualified dividend income,” as discussed below). To the extent designated as capital gain dividend by a Fund, distributions of the Fund’s net long-term capital gains in excess of net short-term capital losses (“net capital gain”) are taxable at long-term capital gain tax rates to the extent of the Fund’s current and accumulated earnings and profits, regardless of the Fund shareholder’s holding period in the Fund’s Shares. Distributions of “qualified dividend income” (defined below) are, to the extent of a Fund’s current and accumulated earnings and profits, taxed to certain non-corporate Fund shareholders at the rates generally applicable to long-term capital gain, provided that the Fund shareholders meeting certain holding period and of the requirements with respect to the distributing Fund’s Shares and the distributing Fund meeting certain holdings period and other requirements with respect to its dividend-paying stocks. For this purpose, “qualified dividend income” generally means income from dividends received by a Fund from U.S. corporations and qualified non-U.S. corporations. Substitute payments received on Shares that are lent out will be ineligible for being reported as qualified dividend income. If a Fund pays a dividend that would be “qualified dividend income” for individuals, corporate shareholders may be entitled to a dividend received deduction.

Each Fund intends to distribute its net capital gain at least annually. However, by providing written notice to its shareholders no later than 60 days after its year-end, a Fund may elect to retain some or all of its net capital gain and designate the retained amount as a “deemed distribution.” In that event, a Fund pays U.S. federal income tax on the retained net capital gain, and the Fund shareholder recognizes a proportionate share of the Fund’s undistributed net capital gain. In addition, each Fund shareholder can claim a tax credit or refund for the shareholder’s proportionate share of the Fund’s U.S. federal income taxes paid on the undistributed net capital gain and increase the shareholder’s tax basis of the Shares by an amount equal to shareholder’s proportionate share of the Fund’s undistributed net capital gain, reduced by the amount of the shareholder’s tax credit or refund.

Distributions in excess of a Fund’s current and accumulated earns and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of the shareholders tax basis in its shares of the Fund, and generally as capital gain thereafter. Any such distribution will reduce the shareholder’s tax basis in the Shares, and thus will increase the shareholder’s capital gain, or decrease the capital loss, recognized upon a sale or exchange of Shares.

In addition, individuals with adjusted gross incomes above certain threshold amounts (and certain trusts and estates) generally are be subject to a 3.8% Medicare tax on net investment income in addition to otherwise applicable U.S. federal income tax. “Net investment income” generally will include taxable dividends (including capital gain dividends) received from a Fund and net gains from the redemption or other disposition of Shares. Please consult your tax advisor regarding this tax.

If a Fund is a “qualified fund of funds” (i.e., a RIC at least 50% of the value of the total assets of which, at the close of each quarter of the taxable year, is represented by interests in other RICs) or more than 50% of the Fund’s total assets at the end of a taxable year consist of non-U.S. stock or securities, the Fund may elect to “pass through” to its shareholders certain non-U.S. income taxes paid by the Fund. This means that each shareholder will be required to (i) include in gross income, even though not actually received, the shareholder’s pro rata share of the Fund’s non-U.S. income taxes, and (ii) either take a corresponding deduction (in calculating U.S. federal taxable income) or credit (in calculating U.S. federal income tax), subject to certain limitations.

Investors considering buying Shares just prior to a distribution should be aware that, although the price of the Shares purchased at such time may reflect the forthcoming distribution, such distribution nevertheless may be taxable (as opposed to a non-taxable return of capital).

Sales or Exchange of Shares. Any capital gain or loss realized upon a sale or exchange of Shares (including an exchange of Shares of one Fund for Shares of another Fund) generally is treated as a long-term gain or loss if the Shares have been held for more than one year. Any capital gain or loss realized upon a sale or exchange of Shares held for one year or less generally is treated as a short-term gain or loss, except that any capital loss on the sale or exchange of Shares held for six months or less, to the extent not disallowed as discussed in the next sentence, is treated as long-term capital loss to the extent that capital gain dividends were paid (or deemed to be paid) with respect to the Shares. Furthermore, a loss realized by a shareholder on the sale or exchange of Shares of a Fund with respect to which exempt-interest dividends have been paid may, to the extent of such exempt-interest dividends, be disallowed if such Shares have been held by the shareholder for six months or less at the time of their disposition. An election may be available to you to defer recognition of capital gain if you make certain qualifying investments within a limited time. You should talk to your tax advisor about the availability of this deferral election and its requirements.

Creation Unit Issues and Redemptions. On an issue of Shares of a Fund as part of a Creation Unit where the creation is conducted in-kind, an Authorized Participant generally recognizes capital gain or loss (assuming the Authorized Participant does not hold the securities as inventory) equal to the difference between (i) the fair market value (at issue) of the issued Shares (plus any cash received by the Authorized Participant as part of the issue) and (ii) the Authorized Participant’s aggregate basis in the exchanged securities (plus any cash paid by the Authorized Participant as part of the issue). On a redemption of Shares as part of a Creation Unit where the redemption is conducted in-kind, an Authorized Participant recognizes capital gain or loss (assuming the Authorized Participant does not hold the securities as inventory) equal to the difference between (i) the fair market value (at redemption) of the securities received (plus any cash received by the Authorized Participant as part of the redemption) and (ii) the Authorized Participant’s basis in the redeemed Shares (plus any cash paid by the Authorized Participant as part of the redemption). However, the IRS may assert, under the “wash sale” rules or on the basis that there has been no significant change in the Authorized Participant’s economic position, that any loss on creation or redemption of Creation Units cannot be deducted currently.

In general, any capital gain or loss recognized upon the issue or redemption of Shares (as components of a Creation Unit) is treated either as long-term capital gain or loss, if the deposited securities (in the case of an issue) or the Shares (in the case of a redemption) have been held for more than one year, or otherwise as short-term capital gain or loss. However, any capital loss on a redemption of Shares held for six months or less, to the extent not disallowed as discussed in the next sentence, is treated as long-term capital loss to the extent that capital gain dividends were paid (or deemed to be paid) with respect to such Shares. Furthermore, a loss realized on the redemption of Shares of a Fund with respect to which exempt-interest dividends have been paid may, to the extent of such exempt-interest dividends, be disallowed if such Shares have been held for six months or less at the time of their disposition.

Back-Up Withholding. Each Fund (or a financial intermediary such as a broker through which a shareholder holds Shares in the Fund) may be required to report certain information on the Fund shareholder to the IRS and withhold U.S. federal income tax (“backup withholding”) at a current rate of 24% from taxable distributions and redemption or sale proceeds payable to the Fund shareholder if (i) the Fund shareholder fails to provide a Fund with a correct taxpayer identification number or make required certifications, or if the IRS notifies the Fund that the Fund shareholder is otherwise subject to backup withholding, and (ii) the Fund shareholder is not otherwise exempt from backup withholding. Non-U.S. shareholders can qualify for exemption from backup withholding by submitting a properly completed IRS Form W-8BEN or W-8BEN-E. Backup withholding is not an additional tax and any amount withheld may be credited against a Fund shareholder’s U.S. federal income tax liability.

Taxation of Non-U.S. Shareholders

The following is a summary of certain U.S. federal income tax consequences of the purchase, ownership and disposition of Shares applicable to “non-U.S. shareholders.” For purposes of this discussion, a “non-U.S. shareholder” is a beneficial owner of Shares that is not a U.S. shareholder (as defined above) and is not an entity or arrangement treated as a partnership for U.S. federal income tax purposes. The following discussion is based on current law and is for general information only. If addresses only selected, and not all, aspects of U.S. federal income taxation applicable to non-U.S. shareholders.

With respect to non-U.S. shareholders of a Fund, the Fund’s ordinary income dividends generally will be subject to U.S. federal withholding tax at a rate of 30% (or at a lower rate established under an applicable tax treaty), subject to certain exceptions for “interest-related dividends” and “short-term capital gain dividends” discussed below. Each Fund will not pay any additional amounts to shareholders in respect of any amounts withheld.

U.S. federal withholdings tax generally will not apply to any gain realized by a non-U.S. shareholder in receipt of a Fund’s net capital gain. Special rules (not discussed herein) apply with respect to dividends of the Fund that are attributable to gain from the sale or exchange of “U.S. real property interests.”

In general, all “interest related dividends” and “short-term capital gains dividends” (each defined below) will not be subject to U.S. federal withholding tax, provided that, among other requirements, the non-U.S. shareholder furnished a Fund with a completed IRS Form W8BEN or W-8BEN-E, as applicable, (or acceptable substitute documentation) establishing the non-U.S. shareholder’s non-U.S. status and the Fund does not have actual knowledge or reason to know that the non-U.S. shareholder would be subject to such withholding tax if the non-U.S. shareholder were to receive the related amounts directly rather than as dividends from the Fund. “Interest-related dividends” generally means dividends designated by a Fund as attributable to such Fund’s U.S.-source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which such Fund is at least 10% shareholder, reduced by expenses that are allocable to such income. “Short-term capital gain dividends” generally means dividends designated by a Fund as attributable to the excess of such Fund’s net short-term capital gain over its net long-term capital loss. Depending on its circumstances, a Fund may treat such dividends, in whole or in part, as ineligible for these exceptions from withholding. For tax years after December 31, 2022, amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gains dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

In general, subject to certain exceptions, non-U.S. shareholders will not be subject to U.S. federal income or withholdings tax in respect of a sale or other disposition of Shares of a Fund. To claim a credit or refund for any Fund-level taxes on any undistributed net capital gain (as discussed above) or any taxes collected through back-up withholdings (discussed above), a non-U.S. shareholder must obtain a U.S. taxpayer identification number and file a U.S. federal income tax return even if the non-U.S. shareholder would not otherwise be required to do so.

Foreign Account Tax Compliance Act. The U.S. Foreign Account Tax Compliance Act (“FATCA”) generally imposes a 30% withholding tax on “withholdable payments” (defined below) made to (i) a “foreign financial institution” (“FFI”), unless the FFI enters into an agreement with the IRS to provide information regarding certain of direct and indirect its U.S. accounts and satisfy certain due diligence and other specified requirements, and (ii) a “non-financial foreign entity” (“NFFE”) unless such NFFE provides certain information about its direct and indirect “substantial U.S. owners” to the withholding agent or certifies that it has no such U.S. owners. The beneficial owner of a “withholdable payment” may be eligible for a refund or credit of the withheld tax. The U.S. government also has entered into intergovernmental agreements with other jurisdictions to provide an alternative, and generally easier, approach for FFIs to comply with FATCA. If the shareholder is a tax resident in a jurisdiction that has entered into an intergovernmental agreement with the U.S. government, the shareholder will be required to provide information about the shareholder’s classification and compliance with the intergovernmental agreement.

“Withholdable payments” generally include, among other items, U.S.-source interest and dividends, and gross proceeds from the sale or disposition of property of a type that can produce U.S. source interest or dividends. However. Proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

Each Fund or a shareholder’s broker may be required to impose a 30% withholding tax on withholdable payments to a shareholder if the shareholder fails to provide the Fund with the information, certifications or documentation required under FATCA, including information, certification or documentation necessary for the Fund to determine if the shareholder is a non-U.S. shareholder or a U.S. shareholder and, if it is a non-U.S. shareholder, if the non-U.S. shareholder has “substantial U.S. owners” and/or is in compliance with (or meets an exception from) FATCA requirements. Each Fund will not pay any additional amounts to shareholders in respect of any amounts withheld. A Fund may disclose any shareholder information, certifications or documentation to the IRS or other parties as necessary to comply with FATCA.

The requirements of, and exceptions from, FATCA are complex. All prospective shareholders are urged to consult their own tax advisor regarding the potential application of FATCA with respect to their own situation.

For a more detailed tax discussion regarding an investment in the Funds please see the section of the SAI entitled “U.S. Federal Income Taxation.”

Code of Ethics

The Trust, Advisor, Subadvisor and Distributor each have adopted a code of ethics under Rule 17j-1 of the 1940 Act that is designed to prevent affiliated persons of the Trust, the Advisor, the Subadvisor and the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities. The codes permit personnel subject to them to invest in securities, including securities that may be held or purchased by the Funds. The codes are on file with the SEC and are available to the public.

Fund Website and Disclosure of Portfolio Holdings

The Advisor maintains a website for the Funds at newyorklifeinvestments.com/etf. The website for the Funds contains the following information, on a per-Share basis, for each Fund: (1) the prior Business Day’s NAV; (2) the reported midpoint of the bid-ask spread at the time of NAV calculation (the “Bid-Ask Price”); (3) a calculation of the premium or discount of the Bid-Ask Price against such NAV; and (4) data in chart format displaying the frequency distribution of discounts and premiums of the Bid-Ask Price against the NAV, within appropriate ranges, for each of the four previous calendar quarters (or for the life of a Fund if, shorter). In addition, on each Business Day, before the commencement of trading in Shares on the Exchange, each Fund will disclose on its website (newyorklifeinvestments.com/etf) the identities and quantities of the portfolio securities and other assets held by each Fund that will form the basis for the calculation of NAV at the end of the Business Day.

A description of each Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI.

Other Information

The Funds are not sponsored, endorsed, sold or promoted by the NYSE Arca. The NYSE Arca makes no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Funds to achieve their objectives. The NYSE Arca has no obligation or liability in connection with the administration, marketing or trading of the Funds.

For purposes of the 1940 Act, each Fund is treated as a registered investment company and the acquisition of Fund Shares by other registered investment companies and companies relying on Sections 3(c)(1) and 3(c)(7) of the 1940 Act is subject to the restrictions of Section 12(d)(1) of the 1940 Act and the related rules and interpretations.

Financial Highlights

Selected Data for a Share of Capital Stock Outstanding

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past five fiscal years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund Share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the respective Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements, is included in the Funds’ Annual Report, which is available upon request.

[To be filed by Amendment]

Privacy Policy

The following notice does not constitute part of the Prospectus, nor is it incorporated into the Prospectus.

The Trust is committed to respecting the privacy of personal information you entrust to us in the course of doing business with us.

The Trust may collect non-public personal information from various sources. The Trust uses such information provided by you or your representative to process transactions, to respond to inquiries from you, to deliver reports, products, and services, and to fulfill legal and regulatory requirements.

We do not disclose any non-public personal information about our customers to anyone unless permitted by law or approved by the customer. We may share this information within the Trust’s family of companies in the course of providing services and products to best meet your investing needs. We may share information with certain third-parties who are not affiliated with the Trust to perform certain business administration and related business services, such as processing transactions or servicing accounts, or as permitted by law. For example, we may share information with a company that maintains or services customer accounts for the Trust. When we enter into such a relationship, we restrict the company’s use of our customers’ information and prohibit them from sharing it or using it for any purposes other than those for which they were hired.

We maintain physical, electronic, and procedural safeguards to protect your personal information. Within the Trust, we restrict access to personal information to those employees who require access to that information in order to provide products or services to our customers, such as handling inquiries. Our employment policies restrict the use of customer information and require that it be held in strict confidence.

We will adhere to the policies and practices described in this notice for both current and former customers of the Trust.

New York Life Investments Active ETF Trust
Mailing Address
51 Madison Avenue
New York, New York 10010
1-888-474-7725
newyorklifeinvestments.com/etf

[NYLI Logo]

New York Life Investments Active ETF Trust

PROSPECTUS  |  [ ], 2024

FOR MORE INFORMATION

If you would like more information about the Trust, the Funds and the Shares, the following documents are available free upon request:

Annual/Semi-annual Report

Additional information about a Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.

Statement of Additional Information

Additional information about the Funds and their policies is also available in the Funds’ SAI. The SAI is incorporated by reference into this Prospectus (and is legally considered part of this Prospectus). The Funds’ annual and semi-annual reports and the SAI are available free upon request by calling New York Life Investments at 1-888-474-7725. You can also access and download the annual and semi-annual reports and the SAI at the Funds’ website: newyorklifeinvestments.com/etf.

To obtain other information and for shareholder inquiries:
By telephone: 1-888-474-7725
By mail: New York Life Investments Active ETF Trust
c/o New York Life Investment Management LLC
51 Madison Avenue
New York, NY 10010

On the Internet: SEC Edgar database: http://www.sec.gov; or newyorklifeinvestments.com/etf

You may review and obtain copies of Fund documents (including the SAI) by visiting the SEC’s public reference room in Washington, D.C. You may also obtain copies of Fund documents, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at (202) 551-8090.

No person is authorized to give any information or to make any representations about the Funds and their Shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

Dealers effecting transactions in the Funds’ Shares, whether or not participating in this distribution, may be generally required to deliver a Prospectus. This is in addition to any obligation dealers have to deliver a Prospectus when acting as underwriters.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company.

The Trust’s investment company registration number is 811-22739.

[ ]

[NYLI Logo]

The information in this Statement of Additional Information (“SAI”) is not complete and may be changed. We may not sell these securities until the Registration Statement filed with the Securities and Exchange Commission (“SEC”) is effective. This SAI is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Preliminary Statement of Additional Information

Subject to Completion, dated June 13, 2024

STATEMENT OF ADDITIONAL INFORMATION

NEW YORK LIFE INVESTEMENTS ACTIVE ETF TRUST

51 MADISON AVENUE

NEW YORK, NEW YORK 10010

PHONE: (888) 474-7725

[ ], 2024

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with and is incorporated by reference into the prospectus dated [ ], 2024, as it may be revised from time to time, (the “Prospectus”) for the funds listed below (each a “Fund” and collectively, the “Funds”), each a series of the New York Life Investments Active ETF Trust (the “Trust”):

Fund Name

NYLI Winslow Large Cap Growth ETF (IWLG) (formerly, IQ Winslow Large Cap Growth ETF)
NYLI Winslow Focused Large Cap Growth ETF (IWFG) (formerly, IQ Winslow Focused Large Cap Growth ETF)

The Prospectus and the Funds’ Annual Reports or Semi-Annual Reports may be obtained, without charge, by writing to the Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1000, Denver, Colorado 80203, by calling (888) 474-7725, or by visiting the Trust’s website at newyorklifeinvestments.com/etf. Shares of the Funds are principally listed on a national securities exchange, the NYSE Arca, Inc. (“NYSE Arca”) (each, an “Exchange”).

Capitalized terms used but not defined herein have the same meaning as in the Prospectus, unless otherwise noted.

No person has been authorized to give any information or to make any representations other than those contained in this SAI and the Prospectus and, if given or made, such information or representations may not be relied upon as having been authorized by the Trust. The SAI does not constitute an offer to sell securities.

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GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

The Trust was organized as a Delaware statutory trust on January 30, 2008 and is authorized to have multiple segregated series or portfolios. On August 28, 2024, the Trust changed its name from IndexIQ Active ETF Trust to New York Life Investments Active ETF Trust. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of a number of separate investment portfolios, of which 9 are in operation.

Other portfolios may be added to the Trust in the future. The shares of the Funds are referred to herein as “Shares.” The offering of Shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

On August 28, 2024, IQ Winslow Large Cap Growth ETF changed its name to NYLI Winslow Large Cap Growth ETF and IQ Winslow Focused Large Cap Growth ETF changed its name to NYLI Winslow Focused Large Cap Growth ETF, each pursuant to the approval of the Board (defined below).

Effective August 28, 2024, the investment management services provided to the Funds were transferred to New York Life Investment Management LLC (“New York Life Investments” or “Advisor”). New York Life Investments is located at 51 Madison Avenue, New York New York 10010. New York Life Investments is a Delaware limited liability company, which commenced operations in April 2000, and is a wholly-owned indirect subsidiary of New York Life Insurance Company. Prior to August 28, 2024, the Fund’s advisor was IndexIQ Advisors LLC, which is also a wholly owned indirect subsidiary of New York Life Insurance Company.

The Funds are subadvised by Winslow Capital Management, LLC (“Winslow Capital” or the “Subadvisor”). Winslow Capital has been an investment advisor since 1992 and is a wholly-owned subsidiary of Nuveen, LLC. As of October 1, 2014, Nuveen, LLC is an indirect subsidiary of TIAA.

ETFs, such as the Funds, do not sell or redeem individual Shares of a Fund. Instead, financial entities known as “Authorized Participants” (which are discussed in greater detail below) have contractual arrangements with each Fund or the Distributor to purchase and redeem Fund Shares directly with a Fund in large blocks of Shares known as “Creation Units.” An Authorized Participant that purchases a Creation Unit of Fund Shares deposits with a Fund a “basket” of securities (“Deposit Securities”), cash (“Cash Component”) and/or other assets identified by the Fund that day, and then receives the Creation Unit of Fund Shares in return for those assets. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of Fund Shares for a basket of securities, cash and/or other assets. The basket is generally representative of a Fund’s portfolio, and together with a cash balancing amount, it is equal to the net asset value (“NAV”) of the Fund Shares comprising the Creation Unit. Pursuant to Rule 6c-11 of the 1940 Act, the Funds may utilize baskets that are not representative of each Fund’s portfolio.

If a Fund presently creates and redeems Shares in kind, the Trust reserves the right to offer a “cash” option for creations and redemptions of Shares.

The Trust’s Amended and Restated Declaration of Trust (the “Declaration”) provides that by virtue of becoming a shareholder of the Trust, each shareholder is bound by the provisions of the Declaration. The Declaration provides a detailed process for the bringing of derivative actions by shareholders. Prior to bringing a derivative action, a written demand by the complaining shareholder must first be made on the Board of Trustees of the Trust (the “Trustees” or the “Board”). The Declaration details conditions that must be met with respect to the demand, including the requirement that 10% of the outstanding Shares of the Fund who are eligible to bring such derivative action under the Delaware Statutory Trust Act join in the demand for the Trustees to commence such derivative action. There may be questions regarding the enforceability of this provision based on certain interpretations of the Securities Act of 1933 Act, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act.

Additionally, the Declaration provides that the Court of Chancery of the State of Delaware, to the extent there is subject matter jurisdiction in such court for the claims asserted or, if not, then in the Superior Court of the State of Delaware shall be the exclusive forum in which certain types of litigation may be brought, which may require shareholders to have to bring an action in an inconvenient or less favorable forum. There may be questions regarding the enforceability of this provision because the 1933 Act, the 1934 Act and the 1940 Act allow claims to be brought in state and federal courts. The Declaration provides that shareholders waive any and all right to trial by jury in any claim, suit, action or proceeding.

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EXCHANGE LISTING AND TRADING

There can be no assurance that the Fund will be able to maintain the listing of its Shares on the Exchange. The Exchange will consider the suspension of trading and delisting of the Shares of a Fund from listing if, (i) a Fund does not comply with the Exchange’s continuous listing requirements; or (ii) such other event shall occur or condition exist that, in the opinion of the Exchange, makes further trading on the Exchange inadvisable. The Exchange will remove the Shares of a Fund from listing and trading upon termination of such Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on commission rates negotiated by an investor and his or her broker.

INVESTMENT OBJECTIVES AND POLICIES

Investment Objectives

Each Fund has a distinct investment objective and policies that are distinct from the other series of the Trust. There can be no assurance that a Fund’s objective will be achieved.

All investment objectives and investment policies not specifically designated as fundamental may be changed without shareholder approval. Additional information about each Fund, its policies, and the investment instruments it may hold, is provided below.

The Funds’ share prices will fluctuate with market and economic conditions. The Funds should not be relied upon as a complete investment program.

Diversification Status

Each Fund’s diversification status for purposes of the 1940 Act is set forth below:

Fund	Diversification Status
NYLI Winslow Large Cap Growth ETF	Non-Diversified
NYLI Winslow Focused Large Cap Growth ETF	Non-Diversified

Investment Restrictions

The investment restrictions set forth below as fundamental policies cannot be changed with respect to a Fund without the affirmative vote of the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund. The investment objective of each Fund and all other investment policies or practices of the Funds are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval. For purposes of the 1940 Act, a “majority of the outstanding voting securities” means the lesser of the vote of (i) 67% or more of the Shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding Shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Shares of the Fund.

As a matter of fundamental policy, each Fund (except as to any specific Fund otherwise noted below):

A.	May not invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries. The Fund will not invest 25% or more of its total assets in any investment company that so concentrates. This limitation does not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or shares of investment companies.

B.	May borrow money, to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

C.	May make loans to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

D.	May act as an underwriter of securities within the meaning of the Securities Act of 1933 (the “Securities Act”), to the extent permitted under the Securities Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

E.	May purchase or sell real estate or any interest therein to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

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F.	May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act and other applicable laws, rules and regulations, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

G.	May issue senior securities, to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

With respect to the Funds’ fundamental investment restriction B, asset coverage of at least 300% (as defined in the 1940 Act), inclusive of any amounts borrowed, must be maintained at all times.

A Fund may, notwithstanding any other fundamental investment restriction or policy, invest some or all of its assets in a single ETF, open-end investment company or series thereof with substantially the same fundamental investment objective, restrictions and policies as the Fund.

INVESTMENT STRATEGIES AND RISKS

A discussion of the risks associated with an investment in each Fund is contained in the Fund’s Prospectus under the headings “Principal Risks” and “Additional Information About Risks.” The discussion below supplements and should be read in conjunction with such sections of the Fund’s Prospectus.

General

Investment in each Fund should be made with an understanding that the value of the portfolio of securities held by such Fund may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks or fixed-income securities generally and other factors.

Common Stock

Common stock is issued by companies principally to raise cash for business purposes and represents a residual interest in the issuing company. A Fund participates in the success or failure of any company in which it holds stock. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Cyber Security and Disruptions in Operations

The Funds are more susceptible to operational and information security risks resulting from breaches in cyber security. Cyber incidents can result from unintentional events (such as an inadvertent release of confidential information) or deliberate attacks by insiders or third parties, including cyber criminals, competitors, nation-states and “hacktivists,” and can be perpetrated by a variety of complex means, including the use of stolen access credentials, malware or other computer viruses, ransomware, phishing, structured query language injection attacks, and distributed denial of service attacks, among other means. Cyber incidents may result in actual or potential adverse consequences for critical information and communications technology, or systems and networks that are vital to a Fund’s or its service providers’ operations, or otherwise impair Fund or service provider operations. In addition, a cyber security breach may cause disruptions and impact a Fund’s business operations, which could potentially result in financial losses, inability to determine the Fund’s NAV including over an extended period, impediments to trading, the inability of shareholders to transact business, violation of applicable law, regulatory penalties and/or fines, compliance and other costs. A Fund and its shareholders could be negatively impacted as a result. Further, substantial costs may be incurred in order to prevent future cyber incidents.

In addition, because a Fund works closely with third-party service providers (e.g., custodians), cyber security breaches at such third-party service providers or trading counterparties may subject the Fund’s shareholders to the same risks associated with direct cyber security breaches. Further, cyber security breaches at an issuer of securities in which a Fund invests may similarly negatively impact the Fund’s shareholders because of a decrease in the value of these securities. These incidents could result in adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value.

While a Fund has established risk management systems and business continuity policies designed to reduce the risks associated with cyber security breaches and other operational disruptions, there can be no assurances that such measures will be successful particularly since a Fund does not control the cyber security and operational systems of issuers or third-party service providers, and certain security breaches may not be detected. A Fund and its respective shareholders could be negatively impacted as a result of any security breaches or operational disruptions and may bear certain costs tied to such events.

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Depositary Receipts

Types of depositary receipts in which a Fund may invest include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). ADRs are receipts that are traded in the U.S. evidencing ownership of the underlying foreign securities and are denominated in U.S. dollars. EDRs and GDRs are receipts issued by a non-U.S. financial institution evidencing ownership of underlying foreign or U.S. securities and usually are denominated in foreign currencies. EDRs and GDRs may not be denominated in the same currency as the securities they represent. Generally, EDRs and GDRs are designed for use in the foreign securities markets.

To the extent a Fund invests in ADRs, such ADRs will be listed on a national securities exchange and trade on such exchange contemporaneously with Fund Shares. To the extent a Fund invests in GDRs or EDRs, such GDRs and EDRs will be listed on a foreign exchange. A Fund will not invest in any unlisted depositary receipt or any depositary receipt for which pricing information is not readily available. Generally, all depositary receipts must be sponsored. A Fund, however, may invest in unsponsored depositary receipts under certain limited circumstances. A non-sponsored depository may not provide the same shareholder information that a sponsored depository is required to provide under its contractual arrangement with the issuer. Therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.

Foreign Securities

Foreign investments involve special risks that are not typically associated with U.S. dollar-denominated or quoted securities of U.S. issuers. Foreign investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and changes in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security.

Brokerage commissions, custodial services and other costs relating to investment in international securities markets generally are more expensive than in the U.S. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed and unlisted companies than in the U.S., and the legal remedies for investors may be more limited than the remedies available in the U.S. Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. Since foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the U.S. and the legal remedies for investors may be more limited than the remedies available in the U.S.

Foreign securities markets may have substantially less volume than U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains distributions), limitations on the removal of funds or other assets from such countries, and risks of political or social instability or diplomatic developments which could adversely affect investments in those countries.

Investments in foreign securities may offer potential benefits not available from investments solely in U.S. dollar-denominated or quoted securities of domestic issuers. Such benefits may include the opportunity to invest in foreign issuers that appear to offer the opportunity for potential long-term growth of capital and income, the opportunity to invest in foreign countries with economic policies or business cycles different from those of the U.S. and the opportunity to take advantage of foreign stock markets that do not necessarily move in a manner parallel to U.S. markets.

Lending of Portfolio Securities

A Fund may lend portfolio securities constituting up to 33-1/3% of its total assets (as permitted by the 1940 Act). Under present regulatory policies, such loans may be made to institutions, such as brokers or dealers, pursuant to agreements requiring the loans to be continuously secured by collateral in cash, securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, irrevocable bank letters of credit (upon consent of the Board) or any combination thereof, marked to market daily, at least equal to the market value of the securities loaned. Cash received as collateral for securities lending transactions may be invested in liquid, short-term investments approved by the Advisor.

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Investing the collateral subjects a Fund to risks, and the Fund will be responsible for any loss that may result from its investment of the borrowed collateral. A Fund will have the right to terminate a loan at any time and recall the loaned securities within the normal and customary settlement time for securities transactions. For the duration of a loan, a Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and will also receive compensation from investment of the collateral. These events could also trigger adverse tax consequences for a Fund.

A Fund will generally not have the right to vote securities during the existence of the loan, but the Advisor may call the loan to exercise the Fund’s voting or consent rights on material matters affecting the Fund’s investment in such loaned securities. As with other extensions of credit there are risks of delay in recovering, or even loss of rights in, the collateral and loaned securities should the borrower of the securities fail financially.

Loans will be made only to firms deemed creditworthy, and when the consideration which can be earned from securities loans is deemed to justify the attendant risk. The creditworthiness of a borrower will be considered in determining whether to lend portfolio securities and will be monitored during the period of the loan. It is intended that the value of securities loaned by a Fund will not exceed one-third of the value of the Fund’s total assets (including the loan collateral). Loan collateral (including any investment of the collateral) is not subject to the percentage limitations stated elsewhere in this SAI or the Prospectus regarding investing in fixed-income securities and cash equivalents.

Liquidation of a Fund

The Board may determine to close and liquidate a Fund at any time, which may have adverse consequences for shareholders. In the event of the liquidation of a Fund, shareholders will receive a liquidating distribution in cash or in kind. A liquidating distribution may be a taxable event to shareholders, resulting in a gain or loss for tax purposes, depending upon a shareholder’s basis in his or her Shares of a Fund. A shareholder may receive an amount in liquidation less than the shareholder’s original investment.

Market Disruption Risk and Recent Market Events

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on a Fund and its investments. Market disruptions could cause a Fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant restrictions, market volatility, decreased economic and other activity and increased government activity that it has caused. While vaccines have been developed, there is no guarantee that vaccines will be effective against emerging future variants of the disease. As this global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others.

Ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and resulting sanctions have and could continue to have a significant impact on a Fund’s investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. Further, large corporations and U.S. and foreign governmental entities may divest interests or otherwise curtail business dealings in these countries. These events may result in a loss of liquidity and value of these countries’ securities and, in some cases, a complete inability to trade or settle trades in such securities.

Changing interest rate environments (whether downward or upward) impact the various sectors of the economy in different ways. For example, low interest rate environments tend to be a positive factor for the equity markets, whereas high interest rate environments tend to apply downward pressure on earnings and stock prices. Likewise, during periods when interest rates are increasing (rather than stagnant in a high or low interest rate environment), the price of fixed income investments tend to fall as investors begin to seek higher-yielding investments. Accordingly, a Fund is subject to heightened interest rate risk during periods of low interest rates. During rising interest rate environments, the Funds may be adversely affected, especially those Funds that are more susceptible to interest rate risk (e.g., those funds that hold fixed income investments or that invest in equity securities of issuers who are adversely affected by rising interest rates). As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact a Fund, and any regulatory changes could adversely impact a Fund’s ability to achieve its investment strategies or make certain investments.

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Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Events in the financial sector may result in reduced liquidity in the credit, fixed-income and other financial markets and an unusually high degree of volatility in the financial markets, both domestically and internationally. Certain isolated events in a financial market may also result in systemic adverse consequences across broader segments of the financial markets (domestically, regionally, or globally) in unanticipated or unforeseen ways. Such events may result from unregulated markets, systemic risk, natural market forces, bad actors, or other unforeseen scenarios.

Risk of Investing in Large-Capitalization Companies

Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. Over certain periods, the performance of large-capitalization companies has trailed the performance of overall markets.

Risk of Investing in the U.S.

Certain Funds may have significant exposure to U.S. issuers. A decrease in imports or exports, changes in trade regulations, tariffs or the threat of tariffs, and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the U.S. are changing many aspects of financial and other regulation and may have a significant effect on the U.S. markets generally, as well as the value of certain securities. In addition, a continued rise in the U.S. public debt level or U.S. austerity measures may adversely affect U.S. economic growth and the securities to which a Fund has exposure.

MANAGEMENT

Board Responsibilities. The business of the Trust is managed under the direction of the Board. The Board has considered and approved contracts, as described herein, under which certain companies provide essential management and administrative services to the Trust. The day-to-day business of the Trust, including the day-to-day management of risk, is performed by the service providers of the Trust, such as the Advisor, Subadvisor, Distributor and Administrator. The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to the risk management performed by those service providers. Risk management seeks to identify and eliminate or mitigate the potential effects of risks such as events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust or the Funds. The Board’s role in risk management oversight begins before the inception of an investment portfolio, at which time the Advisor and Subadvisor present the Board with information concerning the investment objectives, strategies and risks of the investment portfolio. Additionally, the Advisor and Subadvisor provide the Board with an overview of, among other things, the respective firm’s investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board oversees the risk management of the investment portfolio’s operations, in part, by requesting periodic reports from and otherwise communicating with various personnel of the service providers, including the Trust’s Chief Compliance Officer and the independent registered public accounting firm of the Trust. The Board and, with respect to identified risks that relate to its scope of expertise, the Audit Committee of the Board oversee efforts by management and service providers to manage risks to which the Funds may be exposed.

Under the overall supervision of the Board and the Audit Committee (discussed in more detail below), the service providers to the Trust employ a variety of processes, procedures and controls to identify risks relevant to the operations of the Trust and the Funds to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business and, consequently, for managing the risks associated with that activity.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Funds by the Advisor and Subadvisor and receives information about those services at its regular meetings. In addition, on at least an annual basis, in connection with its consideration of whether to renew the Advisory Agreement with the Advisor and the Subadvisory Agreements with the Subadvisor, the Board receives detailed information from the Advisor and the Subadvisor. Among other things, the Board regularly considers each of the Advisor’s and Subadvisor’s adherence to each Fund’s investment restrictions and compliance with various policies and procedures of the Trust and with applicable securities regulations. The Board also reviews information about each Fund’s performance and investments.

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The Trust’s Chief Compliance Officer meets regularly with the Board to review and discuss compliance and other issues. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Advisor and Subadvisor. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and material compliance matters since the date of the last report.

The Board receives reports from the Trust’s service providers regarding operational risks, portfolio valuation and other matters. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the financial statements of the Funds, focusing on major areas of risk encountered by the Trust and noting any significant deficiencies or material weaknesses in the Trust’s internal controls.

The Board recognizes that not all risks that may affect the Funds can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve each Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the Board receives and the Board’s discussions with the service providers to the Trust, it may not be made aware of all of the relevant information of a particular risk. Most of the Trust’s investment management and business affairs are carried out by or through the Advisor and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Trust’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations.

Additionally, as required by Rule 22e-4 under the 1940 Act, the Trust has implemented a written liquidity risk management program and related procedures (“Liquidity Program”) that are reasonably designed to assess and manage the Funds’ “liquidity risk” (defined by the SEC as the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund). The Liquidity Program is reasonably designed to assess and manage the Funds’ liquidity risk. The Board, including a majority of the Independent Trustees, approved the designation of New York Life Investments as the Liquidity Program’s Administrator. The Board will review, no less frequently than annually, a written report prepared by the Liquidity Program’s Administrator that addresses the operation of the Liquidity Program and assesses its adequacy and effectiveness of implementation.

The Board also benefits from other risk management resources and functions within New York Life, such as its risk management personnel and internal auditor department. The Board recognizes that it is not possible to identify all of the risks that may affect a Fund or to develop processes and controls to mitigate or eliminate all risks and their possible effects, and that it may be necessary to bear certain risks (such as investment risks) to achieve each Fund’s investment objectives. The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight.

Members of the Board and Officers of the Trust. Set forth below are the names, years of birth, position with the Trust, term of office, portfolios supervised and the principal occupations and other directorships for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust’s Declaration of Trust.

Paul D. Schaeffer, an Independent Trustee (as defined below), is Chair of the Board. Four of the Trustees, Mr. Schaeffer, Lofton Holder, Michael A. Pignataro and Michelle A. Kinch, and their immediate family members have no affiliation or business connection with the Advisor or the Funds’ principal underwriter or any of their affiliated persons and do not own any stock or other securities issued by the Advisor or the Funds’ principal underwriter. These Trustees are not “interested persons” of the Trust and are referred to herein as “Independent Trustees.” Kirk C. Lehneis (the “Interested Trustee”) is an interested person of the Trust as that term is defined under Section 2(a)(19) of the 1940 Act because of his affiliation with the Advisor.

There is an Audit Committee and a Nominating Committee of the Board, each of which is chaired by an Independent Trustee and comprised solely of Independent Trustees. The chair for each committee is responsible for running the committee meeting, formulating agendas for those meetings, and coordinating with management to serve as a liaison between the Independent Trustees and management on matters within the scope of the responsibilities of such committee as set forth in its Board-approved charter. The Board has determined that this leadership structure is appropriate given the specific characteristics and circumstances of the Funds. The Board made this determination in consideration of, among other things, the fact that the Independent Trustees constitute a majority of the Board, the assets under management of the Funds, the number of portfolios overseen by the Board and the total number of trustees on the Board.

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Independent Trustees
Name and Year of Birth(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(3)	Other Directorships Held by Trustee During Past 5 Years
Lofton Holder, 1964	Trustee	Since June 2022	Retired; formerly, Managing Partner and Co-Founder, Pine Street Alternative Asset Management (2011 – 2019).	23	Board Member, Golub Capital BDC, Inc., Golub Capital BDC 3, Inc., and Golub Capital Direct Lending Corporation (each, a business development company) (2021 – present); Board Member, Manning & Napier (investment manager) (2021 – present).
Michael A. Pignataro, 1959	Trustee	Since April 2015	Retired; formerly, Director, Credit Suisse Asset Management (2001 to 2012); and Chief Financial Officer, Credit Suisse Funds (1996 to 2013).	23	The New Ireland Fund, Inc. (closed-end fund) (2015 to 2023).
Paul D. Schaeffer, 1951	Trustee Chair of the Board	Since April 2015 Since March 2023	President, ASP (dba Aspiring Solution Partners) (financial services consulting) (2013 to present); Consultant and Executive Advisor, Aquiline Capital Partners LLC (private equity investment) (2014 to present).	23	Management Board Member, RIA in a Box LLC (financial services consulting) (2018 to 2021); Context Capital Funds (mutual fund trust) (2 Portfolios) (2014 to 2018); Management Board Member, Altegris Investments, LLC (registered broker-dealer) (2016 to 2018); Management Board Member, AssetMark Inc. (financial services consulting) (2016 to 2017); PopTech! (conference operator) (2012 to 2016); Board Member, Pathways Core Training (nonprofit) (2019 to present); Board Member, Center for Collaborative Investigative Journalism (non-profit) (2020-present).
Michelle A. Kinch, 1975	Trustee	Since June 2022	Visiting Scholar, Harvard Business School (2020 to present); Visiting Assistant Professor of Operations Management, Boston University Questrom School of Business (2020 to present); Business researcher and consultant, self-employed (2013 – 2020).	23	U.S. Charitable Gift Trust (public charity offering donor-advised funds and trust products) (2017 – present); Pathstone (investment advisory firm offering comprehensive family office services) (2022-present).
Interested Trustee
Kirk C. Lehneis, 1974(4)	Trustee and President	Since January 2018	Chief Operating Officer and Senior Managing Director, (since 2016) and Head of US Retail (since April 2024), New York Life Investment Management LLC; Chief Executive Officer, IndexIQ Advisors LLC (2018 to 2024); Chairman of the Board, NYLIM Service Company LLC (since September 2017); President, New York Life Investments MacKay DefinedTerm Municipal Opportunities Fund, New York Life Investments Funds, New York Life Investments Funds Trust, and New York Life Investments VP Funds Trust (since September 2017); President, New York Life Investments CBRE Global Infrastructure Megatrends Term Fund (since 2021) and New York Life Investments MacKay Municipal Income Opportunities Fund (since 2024).	23	None.

10

Officers
Name and Year of Birth(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years
Jack R. Benintende, 1964	Vice President	Since March 2023	Managing Director, New York Life Investment Management LLC (since 2007); Chief Operating Officer, IndexIQ Advisors LLC (2023 to 2024); Treasurer and Principal Financial and Accounting Officer, New York Life Investments Funds (since 2007) and New York Life Investments Funds Trust (since 2009). New York Life Investments MacKay Municipal Income Opportunities Fund (since 2024), New York Life Investments CBRE Global Infrastructure Megatrends Term Fund (since 2021), New York Life Investments MacKay Defined Term Municipal Opportunities Fund (since 2011) and New York Life Investments VP Funds Trust (since 2007).
Adefolahan Oyefeso, 1974	Treasurer, Principal Financial Officer and Principal Accounting Officer	Since April 2018	Director of Operations & Finance, New York Life Investment Management LLC (2015 to present).
Matthew V. Curtin, 1982	Secretary and Chief Legal Officer	Since June 2015	Associate General Counsel, New York Life Insurance Company (since 2015); Chief Legal Officer, IndexIQ Advisors LLC (2015 to 2024).
Kevin M. Gleason, 1966	Chief Compliance Officer	Since June 2022	Chief Compliance Officer, New York Life Investments ETF Trust and New York Life Investments Active ETF Trust, The New York Life Investments Funds, New York Life Investments Funds Trust, New York Life Investments MacKay DefinedTerm Municipal Opportunities Fund, New York Life Investments CBRE Global Infrastructure Megatrends Term Fund and New York Life Investments VP Funds Trust (since 2022); Senior Vice President, Voya Investment Management, LLC and Chief Compliance Officer, Voya Family of Funds (2012 to 2022).

(1)	The address of each Trustee or officer is c/o New York Life Investment Management LLC, 51 Madison Avenue, New York, New York 10010.
(2)	Trustees and Officers serve until their successors are duly elected and qualified.
(3)	The Fund is part of a “fund complex” as defined in the 1940 Act. The fund complex includes all operational open-end funds (including all of their portfolios) advised by the Advisor. As of the date of this SAI, the fund complex consists of the Trust’s funds and the funds of New York Life Investments ETF Trust.
(4)	Mr. Lehneis is an “interested person” of the Trust (as that term is defined in the 1940 Act) because of his affiliations with the Advisor.

11

The Board met six times during the fiscal year ended April 30, 2024.

Description of Standing Board Committees

Audit Committee. The principal responsibilities of the Audit Committee are the appointment, compensation and oversight of the Trust’s independent auditors, including the resolution of disagreements regarding financial reporting between Trust management and such independent auditors. The Audit Committee’s responsibilities include, without limitation, to (i) oversee the accounting and financial reporting processes of the Trust and its internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (ii) oversee the quality and integrity of each Fund’s financial statements and the independent audits thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Trust’s compliance with legal and regulatory requirements that relate to the Trust’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement of the Trust’s independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent auditors; (v) oversee the Trust’s policies and practices regarding the valuation of investments and computation of the Funds’ net asset value; and (vi) act as a liaison between the Trust’s independent auditors and the full Board. The Board has adopted a written charter for the Audit Committee. All of the Independent Trustees serve on the Trust’s Audit Committee. During the fiscal year ended April 30, 2024, the Audit Committee met three times.

Nominating Committee. The Nominating Committee has been established to: (i) assist the Board in matters involving mutual fund governance and industry practices; (ii) select and nominate candidates for appointment or election to serve as Trustees who are not “interested persons” of the Trust or its Advisor or distributor (as defined by the 1940 Act); and (iii) advise the Board of Trustees on ways to improve its effectiveness. All of the Independent Trustees serve on the Nominating Committee. As stated above, each Trustee holds office for an indefinite term until the occurrence of certain events. In filling Board vacancies, the Nominating Committee will consider nominees recommended by shareholders. Nominee recommendations should be submitted to the Trust at its mailing address stated in the Fund’s Prospectus and should be directed to the attention of the New York Life Investments Active ETF Trust Nominating Committee. During the fiscal year ended April 30, 2024, the Nominating Committee met one time.

Individual Trustee Qualifications

The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Trust and the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise their business judgment in a manner that serves the best interests of each Fund’s shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Holder should serve as Trustee of the Trust because of his experience in senior executive roles in the financial services industry, and in particular, as co-founder and managing partner of Pine Street Alternative Asset Management LLC.

The Trust has concluded that Mr. Pignataro should serve as Trustee of the Trust and as an audit committee financial expert because of the experience he has gained as a businessman and, in particular, his prior service in the financial services industry as a Director of Credit Suisse Asset Management and Chief Financial Officer of the Credit Suisse Funds.

The Trust has concluded that Mr. Schaeffer should serve as Trustee of the Trust because of his experience in the financial services industry, including his experience as a director of and service provider to investment companies.

The Trust has concluded that Ms. Kinch should serve as Trustee of the Trust because of the experience she has gained as an academic and researcher in the fields of business and operations and technology management and her extensive experience in the financial services industry as a consultant and executive.

The Trust has concluded that Mr. Lehneis should serve as Trustee of the Trust because of the experience he has gained as President of The New York Life Investments Funds and his knowledge of and experience in the financial services industry and the experience he has gained serving as President of the Trust, Chief Operating Officer and Senior Managing Director of New York Life Investment Management LLC, and Chairman of the Board of NYLIM Service Company LLC.

12

Trustees’ Ownership of Shares

Listed below for each Trustee is a dollar range of securities in the Trust beneficially owned together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee that are in the same family of investment companies as the Trust, as of December 31, 2023.

Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies(1)
Lofton Holder	None	None
Michael A. Pignataro	None	None
Paul D. Schaeffer	None	$10,001 – $50,000
Michelle A. Kinch	None	None
Kirk C. Lehneis(2)	None	$1 – $10,000

(1)	The fund complex includes all operational open-end funds (including all of their portfolios) advised by the Advisor. As of the date of this SAI, the fund complex consists of the Trust’s funds and the funds of New York Life Investments ETF Trust.
(2)	Mr. Lehneis is an “interested person” of the Trust (as that term is defined in the 1940 Act) because of his affiliations with the Advisor.

Board Compensation

Effective January 1, 2024, each Independent Trustee receives from the Fund Complex, either directly or indirectly, an annual retainer of $75,000. Prior to January 1, 2024, each Independent Trustee received from the Fund Complex, either directly or indirectly, an annual retainer of $70,000. As Chair of the Audit Committee, Mr. Pignataro receives an annual stipend of $10,000; and as Chair of the Nominating Committee, Ms. Kinch receives an annual stipend of $10,000. In addition, the Independent Trustees are reimbursed for all reasonable travel expenses relating to their attendance at the Board Meetings. The following table sets forth certain information with respect to the estimated compensation of each Trustee for the fiscal year ended April 30, 2024:

Name and Position	Pension or Retirement Benefits Accrued as Part of Trust Expenses / Estimated Annual Benefits Upon Retirement	Total Compensation from Trust and Fund Complex Paid to Trustees(1)
Lofton Holder, Trustee	N/A	$[ ]
Michael A. Pignataro, Trustee	N/A	$[ ]
Paul D. Schaeffer, Trustee	N/A	$[ ]
Michelle A. Kinch, Trustee	N/A	$[ ]
Kirk C. Lehneis, Trustee, President and Principal Executive Officer(2)	None	None

(1)	The fund complex includes all operational open-end funds (including all of their portfolios) advised by the Advisor. As of the date of this SAI, the fund complex consists of the Trust’s funds and the funds of New York Life Investments Active ETF Trust.
(2)	Mr. Lehneis is an “interested person” of the Trust (as that term is defined in the 1940 Act) because of his affiliations with the Advisor.

Code of Ethics

The Trust, its Advisor, Subadvisor and principal underwriter have each adopted a code of ethics under Rule 17j-1 of the 1940 Act that permits personnel subject to their particular codes of ethics to invest in securities, including securities that may be purchased or held by a Fund.

PROXY VOTING POLICIES

It is the policy of the Funds that proxies received by the Funds are voted in the best interest of the Funds’ shareholders. For purposes of this Policy, the best interest of shareholders means the shareholders’ best economic interest over the long-term (e.g., the common interest that all shareholders have in seeing the value of a common investment increase over time). The Board has delegated responsibility for decisions regarding proxy voting for securities held by each series of the Trust to the Advisor. Where a Fund has retained the services of a Subadvisor to provide day-to-day portfolio management for the Fund, the Advisor may delegate proxy voting authority to the Subadvisor, provided that, as specified in the Advisor’s Proxy Voting Policies and Procedures, the Subadvisor has demonstrated that its proxy voting policies and procedures are consistent with the Advisor’s Proxy Voting Policies and Procedures or are otherwise implemented in the best interests of the Advisor’s clients and appear to comply with governing regulations. A Fund may revoke all or part of this delegation (to the Advisor and/or Subadvisor as applicable) at any time by a vote of the Board. The Advisor has delegated proxy-voting authority to each Fund’s Subadvisor. The Board will periodically review each series’ proxy voting record.

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The Advisor has delegated proxy-voting authority to the Fund’s Subadvisor, Winslow Capital. A summary of Winslow Capital’s proxy voting policies and procedures is provided below.

Winslow Capital, pursuant to Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended, has adopted Proxy Voting Policies and Procedures pursuant to which Winslow Capital has undertaken to vote all proxies or other beneficial interests in an equity security prudently (the “Proxies”) and solely in the best long-term economic interest of its advisory clients and their beneficiaries, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote.

Winslow Capital will vote all proxies appurtenant to shares of corporate stock held by a plan or account with respect to which Winslow Capital serves as investment manager, unless the investment management contract expressly precludes Winslow Capital, as investment manager, from voting such proxy.

Winslow Capital has delegated the authority to vote proxies in accordance with its Proxy Voting Policies and Procedures to Institutional Shareholder Services (ISS), a third-party proxy voting agency. Winslow Capital subscribes to ISS’s Implied Consent service feature. As ISS research is completed, the ISS Vote Execution Team executes the ballots as Winslow Capital's agent according to the vote recommendations and consistent with the ISS Standard Proxy Voting Guidelines.

Winslow Capital retains the ability to override any vote if it disagrees with ISS’s vote recommendation, and always maintains the option to review and amend votes before they are cast up until the proxy submission deadline, except in the case of a conflict of interest. When there is an apparent conflict of interest, or the appearance of a conflict of interest, e.g., where Winslow Capital may receive fees from a company for advisory or other services at the same time that Winslow Capital has investments in the stock of that company, Winslow Capital will follow the vote recommendation of ISS. Winslow Capital retains documentation of all amended votes.

The Trust is required to disclose annually a Fund’s complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31 of each year. Each Fund’s Form N-PX will be available at no charge upon request by calling 1-888-474-7725. The most recent Form N-PX is available on the Funds’ website at newyorklifeinvestments.com/etf or on the SEC’s website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Although the Trust does not have information concerning the beneficial ownership of shares held in the names of Depository Trust Company (“DTC”) participants (“DTC Participants”), as of [ ], the name and percentage ownership of each DTC Participant that owned of record 5% or more of the outstanding shares of a Fund are set forth in the table below.

Fund Name	DTC Participants	Percentage of Ownership (rounded to the nearest whole percentage)
NYLI Winslow Large Cap Growth ETF	[ ]	[ ]%
NYLI Winslow Focused Large Cap Growth ETF	[ ]	[ ]%

14

As of [ ], 2024, funds managed by New York Life Investments or on its own behalf owned Shares of the Funds as follows:

New York Life Investment Management LLC
Fund Name	Percentage of Ownership (rounded to the nearest whole percentage)
NYLI Winslow Large Cap Growth ETF	[ ]%
NYLI Winslow Focused Large Cap Growth ETF	[ ]%

MANAGEMENT SERVICES

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Management.”

Investment Advisor

New York Life Investment Management LLC, the Advisor, serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Trust, pursuant to the Investment Advisory Agreement between the Trust and the Advisor (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor, subject to the supervision of the Board, provides an investment program for each Fund and is responsible for the retention of subadvisors to manage the investment of each Fund’s assets in conformity with the stated investment policies of each Fund if the Advisor does not provide these services directly. The Advisor is responsible for the supervision of the Subadvisor and its management of the investment portfolio of each of the Funds. The Advisor also arranges for the provision of distribution, subadvisory, transfer agency, custody, administration and all other services necessary for the Funds to operate.

Section 15(a) of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisors to investment companies be approved by shareholders. As interpreted, this requirement also applies to the appointment of subadvisors to the Fund. The Advisor and the Funds have obtained an exemptive order (the “Order”) from the SEC permitting the Advisor, on behalf of the Funds and subject to the approval of the Board, including a majority of the Independent Trustees, to hire or terminate unaffiliated subadvisors and to modify any existing or future subadvisory agreement with unaffiliated subadvisors without shareholder approval. This authority is subject to certain conditions. The Funds will notify shareholders and provide them with certain information required by the Order within 90 days of hiring a new subadvisor.

The Advisor has also obtained a second exemptive order (“New Order”) from the SEC to operate under a manager-of-managers structure to permit the Advisor, on behalf of the Funds and subject to the approval of the Board, including a majority of the Independent Trustees, to hire or terminate affiliated and unaffiliated subadvisors and to modify any existing or future subadvisory agreement with a subadvisor without shareholder approval. This authority is subject to certain conditions. A Fund will notify shareholders and provide them with certain information required by the Order within 90 days of hiring a new subadvisor. The New Order also grants the Advisor and Trust relief with respect to the disclosure of the advisory fees paid to individual subadvisors in various documents filed with the SEC and provided to shareholders. Pursuant to the New Order, a Fund may disclose the aggregate fees payable to the Advisor and wholly owned subadvisors and the aggregate fees payable to unaffiliated subadvisors and subadvisors affiliated with Advisor, other than wholly-owned subadvisors. None of the Funds described herein may rely on any aspect of the New Order without obtaining shareholder approval.

The Advisory Agreement will remain in effect with respect to the Funds from year to year provided such continuance is specifically approved at least annually by (i) the vote of a majority of the Funds’ outstanding voting securities or a majority of the Trustees of the Trust, and (ii) the vote of a majority of the Independent Trustees of the Trust, cast in person at a meeting called for the purpose of voting on such approval.

In addition to providing advisory services, under the Advisory Agreement, the Advisor also: (i) supervises all non-advisory operations of the Funds; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of the Funds; (iii) arranges for (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains the records of the Funds; and (v) provides office space and all necessary office equipment and services.

The Advisory Agreement will terminate automatically if assigned (as defined in the 1940 Act). The Advisory Agreement is also terminable with respect to the Funds at any time without penalty by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of each Fund on 60 days’ written notice to the Advisor or by the Advisor on 60 days’ written notice to the Trust.

15

Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, payable monthly, at the annual rate for the NYLI Winslow Large Cap Growth ETF and NYLI Winslow Focused Large Cap Growth ETF based on a percentage of its average daily net assets, as follows:

Management Fee	Assets
0.75%	Up to $500 million
0.725%	From $500 million to $750 million
0.71%	From $750 million to $1 billion
0.70%	From $1 billion to $2 billion
0.66%	From $2 billion to $3 billion
0.61%	From $3 billion to $7 billion
0.585%	From $7 billion to $9 billion
0.575%	Over $9 billion

For the fiscal years ended April 30, the advisory fees paid to the Advisor were:

Fund Name	Commencement of Operations	Fees Paid to the Advisor for the Fiscal Year Ended 2023	Fees Paid to the Advisor for the Fiscal Year Ended 2024
NYLI Winslow Large Cap Growth ETF	6/23/22	$80,934	$[ ]
NYLI Winslow Focused Large Cap Growth ETF	6/23/22	$36,777	$[ ]

Expense Waiver/Reimbursement Agreement

The Advisor has entered into an Expense Waiver/Reimbursement Agreement with each Fund whereby the Advisor has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, dividends paid on short sales, acquired fund fees and expenses, and extraordinary expenses) to not more than 0.60% of the average daily net assets of NYLI Winslow Large Cap Growth ETF and to not more than 0.65% of the average daily net assets of NYLI Winslow Focused Large Cap Growth ETF. The agreement will remain in effect unless terminated by the Board of Trustees of the Fund.

For the fiscal years ended April 30, the Advisor waived or reimbursed the following amounts:

Fund Name	Commencement of Operations	Fees Waived and/or Expenses Reimbursed for the Fiscal Year Ended 2023	Fees Waived and/or Expenses Reimbursed for the Fiscal Year Ended 2024
NYLI Winslow Large Cap Growth ETF	6/23/22	$79,778	$[ ]
NYLI Winslow Focused Large Cap Growth ETF	6/23/22	$67,443	$[ ]

Subadvisor

Winslow Capital Management, LLC

Winslow Capital Management, LLC, located at 4400 IDS Center, 80 South Eighth Street, Minneapolis, Minnesota 55402, serves as investment subadvisor to the Funds pursuant to the Investment Subadvisory Agreement between the Advisor and the Subadvisor (the “Subadvisory Agreement”). Winslow Capital has been an investment advisor since 1992, and is a wholly-owned subsidiary of Nuveen, LLC. As of October 1, 2014, Nuveen, LLC is an indirect subsidiary of TIAA. As of June 30, 2024, Winslow Capital managed approximately $[ ] billion in assets.

Pursuant to the Subadvisory Agreement, the Subadvisor is entitled to receive a fee from the Advisor, payable monthly, at the annual rate based on a percentage of each Fund’s average daily net assets, as follows:

Subadvisory Fee	Assets
0.40%	Up to $100 million
0.35%	From $100 million to $350 million
0.30%	From $350 million to $600 million
0.25%	From $600 million to $1 billion
0.20%	From $1 billion to $2.5 billion
0.24%	From $2.5 billion to $5 billion
0.25%	Over $5 billion

16

The Subadvisor is responsible for placing purchase and sale orders and shall make investment decisions for the Funds, subject to the supervision by the Advisor and the Board of Trustees of the Trust. For its services, the Subadvisor is compensated by the Advisor. The Subadvisory Agreement will continue in effect with respect to the Funds from year to year provided such continuance is specifically approved at least annually by (i) the vote of a majority of a Fund’s outstanding voting securities or a majority of the Trustees of the Trust, and (ii) the vote of a majority of the Independent Trustees of the Trust, cast in person at a meeting called for the purpose of voting on such approval. The Subadvisory Agreement provides that the Subadvisor shall not be liable to a Fund for any error of judgment by the Subadvisor or for any loss sustained by a Fund except in the case of the Subadvisor’s willful misfeasance, bad faith, gross negligence or reckless disregard of duty. To the extent that the Advisor has agreed to waive its Advisory Fee or reimburse expenses, the Subadvisor has voluntarily agreed to waive or reimburse its fee proportionately.

The Subadvisory Agreement will terminate automatically if assigned (as defined in the 1940 Act). The Subadvisory Agreement is also terminable with respect to each Fund at any time without penalty by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of a Fund on 60 days’ written notice to a Subadvisor or by a Subadvisor on 60 days’ written notice to the Advisor.

For the fiscal years ended April 30, the amount of the subadvisory fees paid by the Advisor from the management fee, and the amount of the subadvisory fees waived and/or expenses reimbursed for each Fund are as follows:

Fund	Subadvisory Fees Paid for the Fiscal Year Ended		Subadvisory Fees Waived and/or Expenses Reimbursed for the Fiscal Year Ended
	2023	2024	2023	2024
NYLI Winslow Large Cap Growth ETF(1)	$43,161	$[ ]	$(42,548)	$[ ]
NYLI Winslow Focused Large Cap Growth ETF(1)	$19,609	$[ ]	$(35,969)	$[ ]
(1)	Commenced operations on June 23, 2022.

Portfolio Managers

The Subadvisor acts as portfolio manager for the Funds. Subject to the supervision of the Advisor and the Board, the Subadvisor supervises and manages the investment portfolios of the Funds and direct the purchase and sale of each Fund’s investment securities. The Subadvisor utilizes a team of investment professionals acting together to manage the assets of the Funds. Each portfolio management team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The portfolio management teams adjust holdings in the applicable portfolio as they deem appropriate in the pursuit of a Fund’s investment objective.

The portfolio managers primarily responsible for the day-to-day management of the Funds are Justin H. Kelly, Patrick M. Burton, Peter A. Dlugosch and Steven M. Hamill.

17

Other Accounts Managed

The Funds’ portfolio managers also have responsibility for the day-to-day management of accounts other than the Funds. Except as otherwise indicated, information regarding these other accounts, as of April 30, 2024, is set forth below.

Portfolio Manager	NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
	Registered Investment Company ($mm)	Other Pooled Investment Vehicles ($mm)	Other Accounts ($mm)	Registered Investment Company ($mm)	Other Pooled Investment Vehicles ($mm)	Other Accounts ($mm)
Justin H. Kelly	/$	/$	/$	/$	/$	/$
Patrick M. Burton	/$	/$	/$	/$	/$	/$
Peter A. Dlugosch	/$	/$	/$	/$	/$	/$
Steven M. Hamill	/$	/$	/$	/$	/$	/$

Material Conflicts of Interest

Winslow Capital acknowledges its fiduciary duty to follow trading procedures that meet each client’s investment objectives and guidelines. Winslow Capital will manage the Funds and all other institutional clients in the Large Cap Growth product essentially identically. Pursuant to Winslow Capital’s “Trade Management Policy,” the firm treats all clients fairly in the execution of orders and allocation of trades. Pursuant to Winslow Capital’s “Trade Order Processing Policy,” the firm processes trade orders for its clients in a consistent, controlled, transparent and accountable manner.

It is Winslow Capital’s practice to aggregate multiple contemporaneous client purchase or sell orders into a block order for execution. If the aggregated order is not filled in its entirety, the partially filled order is allocated pro rata based on the original allocation. Clients’ accounts for which orders are aggregated receive the average share price of such transaction. Any transaction costs incurred in the aggregated transaction will be shared pro rata based on each client’s participation in the transaction.

Winslow Capital has also established and will maintain and enforce a code of ethics to set forth the standards of conduct expected of employees, to require compliance with the federal securities laws, and to uphold Winslow Capital’s fiduciary duties. This code of ethics also addresses the personal securities trading activities of Access Persons in an effort to detect and prevent illegal or improper personal securities transactions. Winslow Capital believes that it has addressed all potential conflicts of interest that may exist in connection with the investment manager’s management of the investments of the Funds and the investments of the other accounts under its management.

Compensation for the Portfolio Managers

In an effort to retain key personnel, Winslow Capital has structured compensation plans for portfolio managers and other key personnel that it believes are competitive with other investment management firms. The compensation plan is recommended by members of the Winslow Capital Executive Committee with the final decision resting with Justin H. Kelly. Winslow Capital’s compensation plan is designed to align manager compensation with investors’ goals by rewarding portfolio managers who meet the long-term objective of consistent, superior investment results, measured by the performance of the product.

The Executive Committee establishes salaries at competitive levels, verified through industry surveys, to attract and maintain the best professional and administrative personnel. Portfolio manager compensation packages are independent of advisory fees collected on any given client account under management. In addition, an incentive bonus is paid annually to the employees based upon each individual’s performance, client results and the profitability of the firm. Finally, eligible employees of Winslow Capital, including the portfolio managers, have received profits interests in the firm which entitle their holders to participate in the firm’s growth over time.

18

Ownership of Securities

The following table provides the dollar range of Shares of each Fund beneficially owned by each Portfolio Manager as of April 30, 2024.

Name	Fund	Dollar Range of Fund Ownership (dollars)
Justin H. Kelly	NYLI Winslow Large Cap Growth ETF	$[ ]
	NYLI Winslow Focused Large Cap Growth ETF	$[ ]
Patrick M. Burton	NYLI Winslow Large Cap Growth ETF	$[ ]
	NYLI Winslow Focused Large Cap Growth ETF	$[ ]
Peter A. Dlugosch	NYLI Winslow Large Cap Growth ETF	$[ ]
	NYLI Winslow Focused Large Cap Growth ETF	$[ ]
Steven M. Hamill	NYLI Winslow Large Cap Growth ETF	$[ ]
	NYLI Winslow Focused Large Cap Growth ETF	$[ ]

OTHER SERVICE PROVIDERS

Fund Administrator, Custodian, Transfer Agent and Securities Lending Agent

The Bank of New York Mellon (“BNY Mellon”) serves as the Funds’ administrator, custodian, transfer agent and securities lending agent. BNY Mellon’s principal address is 240 Greenwich Street, New York, New York 10286. BNY Mellon is the principal operating subsidiary of The Bank of New York Mellon Corporation. Under the Fund Administration and Accounting Agreement, BNY Mellon provides necessary administrative, legal, tax, accounting services, and financial reporting for the maintenance and operations of the Trust and each Fund. In addition, BNY Mellon makes available the office space, equipment, personnel and facilities required to provide such services.

BNY Mellon supervises the overall administration of the Trust and the Funds, including, among other responsibilities, assisting in the preparation and filing of documents required for compliance by the Funds with applicable laws and regulations and arranging for the maintenance of books and records of the Funds. BNY Mellon provides persons satisfactory to the Board to serve as officers of the Trust.

BNY Mellon serves as custodian of the Funds’ assets (the “Custodian”). Under the Custody Agreement with the Trust, BNY Mellon maintains in separate accounts cash, securities and other assets of the Trust and the Funds, keeps all necessary accounts and records, and provides other services. BNY Mellon is required, upon order of the Trust, to deliver securities held by BNY Mellon and to make payments for securities purchased by the Trust for the Funds. Under the Custody Agreement, BNY Mellon is also authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the U.S.

The Custodian has agreed to (1) make receipts and disbursements of money on behalf of the Funds; (2) collect and receive all income and other payments and distributions on account of each Fund’s portfolio investments; (3) respond to correspondence from Fund shareholders and others relating to its duties; and (4) make periodic reports to each Fund concerning the Funds’ operations. The Custodian does not exercise any supervisory function over the purchase and sale of securities.

BNY Mellon serves as transfer agent and dividend paying agent for the Funds (the “Transfer Agent”). The Transfer Agent has agreed to (1) issue and redeem Shares of the Funds; (2) make dividend and other distributions to shareholders of the Funds; (3) respond to correspondence by Fund shareholders and others relating to its duties; (4) maintain shareholder accounts; and (5) make periodic reports to the Funds.

As compensation for the foregoing services, BNY Mellon receives certain out-of-pocket costs, transaction fees and asset-based fees, which are accrued daily and paid monthly by the Trust.

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For the fiscal years ended April 30, the fees paid by each Fund to BNY Mellon for the foregoing services were:

Fund Name	Commencement of Operations	Administration, Custody, Transfer Agency Fees for the Fiscal Year Ended 2023	Administration, Custody, Transfer Agency Fees for the Fiscal Year Ended 2024
NYLI Winslow Large Cap Growth ETF	6/23/22	$28,202	$[ ]
NYLI Winslow Focused Large Cap Growth ETF	6/23/22	$29,510	$[ ]

Securities Lending

BNY Mellon also serves as the Trust’s securities lending agent pursuant to a Securities Lending Authorization Agreement. As compensation for providing securities lending services, BNY Mellon receives a portion of the income earned by the Funds on collateral investments in connection with the lending program.

Pursuant to an agreement between the Trust, on behalf of the Funds, and BNY Mellon, the Funds may lend their portfolio securities to certain qualified borrowers. As securities lending agent for the Funds, BNY Mellon administers the Funds’ securities lending program. The services provided to the Funds by BNY Mellon with respect to the Funds’ securities lending activities during the most recent fiscal year included, among other things: locating approved borrowers and arranging loans; collecting fees and rebates due to the Funds from a borrower; monitoring daily the value of the loaned securities and collateral and marking to market the daily value of securities on loan; collecting and maintaining necessary collateral; managing cash collateral, which may include investing the cash collateral in approved investment pools; managing qualified dividends; negotiating loan terms; recordkeeping and account servicing; monitoring dividend activity and proxy votes relating to loaned securities; and arranging for return of loaned securities to the Funds at loan termination.

The dollar amounts of income and fees and compensation paid to all service providers related to those Funds that participated in securities lending activities for the fiscal year ended April 30, 2024 was as follows:

Fund	NYLI Winslow Large Cap Growth ETF	NYLI Winslow Focused Large Cap Growth ETF
Gross Income(1)	$[ ]	$[ ]
Revenue Split(2)	$[ ]	$[ ]
Cash Collateral Management Fees	—	—
Administrative Fees	—	—
Indemnification Fees	—	—
Net Rebate (Paid)/Received	—	—
Other Fees	—	—
Aggregate Fees for Securities Lending Activities	$[ ]	$[ ]
Net Income from Securities Lending Activities	$[ ]	$[ ]
(1)	.Gross income includes income from cash collateral reinvestment.

(2)	Revenue split represents the share of revenue generated by the securities lending program and paid to BNY Mellon.

Distributor

ALPS Distributors, Inc. (“ALPS” or the “Distributor”), is located at 1290 Broadway, Suite 1000, Denver, Colorado 80203. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and a member of the Financial Industry Regulatory Authority (“FINRA”). NYLIFE Distributors LLC has entered into a Services Agreement with ALPS to market the Funds.

Shares will be continuously offered for sale by the Trust through the Distributor only in whole Creation Units, as described in the section of this SAI entitled “Purchase and Redemption of Creation Units.” The Distributor also acts as an agent for the Trust. The Distributor will deliver a prospectus to authorized participants purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Advisor.

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As compensation for the foregoing services, the Distributor receives certain out-of-pocket costs and per-Fund flat fees, which are accrued daily and paid monthly by the Advisor.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Distribution and Service Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of each Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the respective Fund’s assets, and over time these fees will increase the cost of your investment and they may cost you more than certain other types of sales charges.

Under the Service and Distribution Plan, and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan, if any, and the purpose for which such expenditures were made.

The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, located at 300 Madison Avenue, New York, NY 10017, serves as the independent registered public accounting firm to the Trust. PricewaterhouseCoopers LLP will perform the annual audit of the Funds’ financial statements.

Legal Counsel

Chapman and Cutler LLP, located at 1717 Rhode Island Avenue, N.W., Washington, D.C. 20036, serves as legal counsel to the Trust and the Funds.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Board, the Advisor and the Subadvisor are responsible for decisions to buy and sell securities for the Funds, the selection of brokers and dealers to effect the transactions, which may be affiliates of the Advisor or the Subadvisor, and the negotiation of brokerage commissions. The Funds may execute brokerage or other agency transactions through registered broker-dealers who receive compensation for their services in conformity with the 1940 Act, the Exchange Act, and the rules and regulations thereunder. Compensation may also be paid in connection with riskless principal transactions (on Nasdaq or over-the-counter securities and securities listed on an exchange) and agency Nasdaq or over-the-counter transactions executed with an electronic communications network or an alternative trading system.

The Funds will give primary consideration to obtaining the most favorable prices and efficient executions of transactions in implementing trading policy. Consistent with this policy, when securities transactions are traded on an exchange, the Funds’ policy will be to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Advisor and Subadvisor believe that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Funds from obtaining a high-quality of brokerage services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor or Subadvisor will rely upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations will be necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

The Advisor and Subadvisor do not consider sales of Shares by broker-dealers as a factor in the selection of broker-dealers to execute portfolio transactions.

On occasions when the Advisor or Subadvisor deems the purchase or sale of a security to be in the best interest of a Fund as well as its other customers (including any other fund or other investment company or advisory account for which the Advisor or Subadvisor acts as investment advisor or investment subadvisor), the Advisor or Subadvisor to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution under the circumstances. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Advisor or Subadvisor in the manner it considers to be equitable and consistent with its fiduciary obligations to the Funds and such other customers. In some instances, this procedure may adversely affect the price and size of the position obtainable for the Funds.

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The table below shows information on brokerage commissions paid by each of the Funds for the most recently completed fiscal years ended April 30, all of which were paid to entities that are not affiliated with the Funds, Advisor, Subadvisor or Distributor.

Fund Name	Commencement of Operations	Brokerage Commissions Paid for the Fiscal Year Ended 2023	Brokerage Commissions Paid for the Fiscal Year Ended 2024
NYLI Winslow Large Cap Growth ETF	6/23/22	$4,045	$[ ]
NYLI Winslow Focused Large Cap Growth ETF	6/23/22	$569	$[ ]

During the fiscal years ended April 30, 2023 and [ ], 2024, each Fund did not engage in any securities transactions with brokers that were affiliated with the Fund, Advisor, Subadvisor or Distributor.

DISCLOSURE OF PORTFOLIO HOLDINGS

Portfolio Disclosure Policy

The Trust has adopted a Portfolio Holdings Policy (the “Policy”) designed to govern the disclosure of Fund portfolio holdings and the use of material nonpublic information about Fund holdings. The Policy applies to all officers, employees and agents of the Funds, including the Advisor and the Subadvisors. The Policy is designed to ensure that the disclosure of information about each Fund’s portfolio holdings is consistent with applicable legal requirements and otherwise in the best interests of each Fund.

As ETFs, information about each Fund’s portfolio holdings is made available on a daily basis in accordance with the provisions of any order of the SEC applicable to the Exchange and other applicable SEC regulations, orders and no-action relief. Such information typically reflects all or a portion of a Fund’s anticipated portfolio holdings as of the next Business Day (as defined in the section entitled “Purchase and Redemption of Creation Units”). This information is used in connection with the creation and redemption process and is disseminated on a daily basis through the facilities of the Exchange, the National Securities Clearing Corporation (the “NSCC”) and/or third party service providers.

Each Fund will disclose on the Funds’ website (newyorklifeinvestments.com/etf) at the start of each Business Day the identities and quantities of the securities and other assets held by each Fund that will form the basis of the Fund’s calculation of its NAV on that Business Day. The portfolio holdings so disclosed will be based on information as of the close of business on the prior Business Day and/or trades that have been completed prior to the opening of business on that Business Day and that are expected to settle on the Business Day. Online disclosure of such holdings is publicly available at no charge.

Daily access to each Fund’s portfolio holdings is permitted to personnel of the Advisor, the Subadvisors and the Distributor and the Funds’ administrator, custodian and accountant and other agents or service providers of the Trust who have need of such information in connection with the ordinary course of their respective duties to the Funds. The Funds’ Chief Compliance Officer may authorize disclosure of portfolio holdings.

Each Fund will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on the Fund’s fiscal year, within sixty (60) days of the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.

No person is authorized to disclose a Fund’s portfolio holdings or other investment positions except in accordance with the Policy. The Trust’s Board reviews the implementation of the Policy on a periodic basis.

ADDITIONAL INFORMATION CONCERNING SHARES

Organization and Description of Shares of Beneficial Interest

The Trust is a Delaware statutory trust and registered investment company. The Trust was organized on January 30, 2008, and has authorized capital of an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series.

Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. If requested by shareholders of at least 10% of the outstanding Shares of the Trust, the Trust will call a meeting of the Trust’s shareholders for the purpose of voting upon the question of removal of a Trustee and will assist in communications with other Trust shareholders. Shareholders holding two-thirds of Shares outstanding may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent.

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When issued, Shares are fully paid, non-assessable, redeemable and freely transferable; provided, however, that Shares may not be redeemed individually, but only in Creation Units. The Shares do not have preemptive rights or cumulative voting rights, and none of the Shares has any preference to conversion, exchange, dividends, retirements, liquidation, redemption or any other feature. Shares have equal voting rights, except that, if the Trust creates additional funds, only Shares of that fund may be entitled to vote on a matter affecting that particular fund. Trust shareholders are entitled to require the Trust to redeem Creation Units if such shareholders are Authorized Participants. The Declaration of Trust confers upon the Board the power, by resolution, to alter the number of Shares constituting a Creation Unit or to specify that Shares of the Trust may be individually redeemable. The Trust reserves the right to adjust the stock prices of Shares to maintain convenient trading ranges for investors. Any such adjustments would be accomplished through stock splits or reverse stock splits which would have no effect on the net assets of the Funds.

The Trust’s Declaration of Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification by the Trust for all loss and expense of the Funds’ shareholders held personally liable for the obligations of the Trust. The risk of a Trust’s shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Funds themselves would not be able to meet the Trust’s obligations and this risk should be considered remote. If a Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, shareholders may be required to liquidate or transfer their Shares at an inopportune time and shareholders may lose money on their investment.

Book-Entry-Only System

The Depository Trust Company (“DTC”) acts as securities depository for the Shares. Shares of the Funds are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except as provided below, certificates will not be issued for Shares.

DTC, a limited purpose trust company, was created in 1973 to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. NSCC was established in 1976 to provide a single settlement system for securities clearing and to serve as central counterparty for securities trades among DTC Participants. In 1999, DTC and NSCC were consolidated within The Depository Trust & Clearing Corporation (“DTCC”) and became wholly-owned subsidiaries of DTCC. The common stock of DTCC is owned by the DTC Participants, but NYSE and FINRA, through subsidiaries, hold preferred shares in DTCC that provide them with the right to elect one member each to the DTCC board of directors. Access to the DTC system is available to entities, such as banks, brokers, dealers and trust companies, that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in Shares of the Fund.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

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Distributions of Shares shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

PURCHASE AND REDEMPTION OF CREATION UNITS

General

The Trust issues and sells Shares of each Fund only to Authorized Participants, which are members or participants of any clearing agency registered with the SEC and which have a written agreement with the Trust or any Trust service provider that allows an Authorized Participant to place orders for the purchase and redemption of Creation Units. Creation Units are the specified number of Fund Shares that the Trust will issue to (or redeem from) an Authorized Participant in exchange for the deposit (or delivery) of a basket of securities, assets or other positions. Creation Units may be purchased and redeemed by Authorized Participants on a continuous basis on any Business Day (as defined below) through the Distributor at the Shares’ NAV next determined after receipt of an order in proper form. In its discretion, the Trust reserves the right to increase or decrease the number of the Fund’s Shares that constitute a Creation Unit.

A Business Day with respect to a Fund is, generally, any day that the Exchange is open for business, although as communicated by the Trust or the Distributor, certain Funds may be closed on days when the principal markets for a Fund’s portfolio holdings are closed.

The specific terms and procedures governing purchase and redemption transactions in Creation Units by Authorized Participants are contained in the agreement between the Distributor and each Authorized Participant, and which is subject to acceptance by the Transfer Agent, including any annex thereto, any order form developed for use by the Distributor with Authorized Participants to purchase or redeem Creation Units, and any related communication provided to Authorized Participants by the Distributor, the Transfer Agent, the Advisor, or the Trust (together, the “Authorized Participant Agreement”). More specifically, the Authorized Participant Agreement sets forth the detailed procedures by which the Authorized Participant may purchase or redeem Creation Units of Shares (i) through the Continuous Net Settlement (“CNS”) clearing processes of NSCC, as such processes have been enhanced to effect purchases and redemptions of Creation Units, sometimes called the “CNS Clearing Process,” or (ii) outside the CNS Clearing Process (i.e., through the manual process of the DTC, sometimes called the “DTC Process”).

Purchases and Redemptions

The consideration for purchase of a Creation Unit generally consists of a designated basket of a securities, assets (including cash) or other positions that are representative of a Fund’s portfolio (the “Purchase Basket”), and an amount of cash to account for any difference between the value of the Purchase Basket and the net asset value of a Creation Unit, sometimes called a cash balancing amount. A Fund also may accept a Purchase Basket that is composed of: (i) a non-representative selection of portfolio holdings, or (ii) a representative Purchase Basket that is different from the initial Purchase Basket published for use in transactions on the same Business Day.

The proceeds from the redemption of a Creation Unit generally consist of a designated basket of securities, assets (including cash) or other positions that are representative of a Fund’s portfolio (the “Redemption Basket”), and an amount of cash to account for any difference between the value of the Redemption Basket and the net asset value of a Creation Unit, sometimes called a cash balancing amount. A Fund also may deliver a Redemption Basket that is composed of: (i) a non-representative selection of portfolio holdings, or (ii) a representative Redemption Basket that is different from the initial Redemption Basket used in transactions on the same Business Day.

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Purchase Baskets and Redemption Baskets will be communicated to Authorized Participants prior to the opening of the trading of Shares on each Business Day by either the Distributor, the Transfer Agent, the Trust or the Advisor.

Acceptance of Purchase Orders for Creation Units

The Trust reserves the right to reject or revoke a purchase order for Creation Units transmitted to it by the Distributor, for any legally permissible reason, if: (1) the order is not in proper form; (2) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of any Fund; (3) payment of any cash amount due as part of the Purchase Basket or any cash balancing amount has not been made by the Authorized Participant by the contractual settlement date; (4) the securities and other assets delivered do not conform to the identity and number of Shares specified by the applicable Purchase Basket; (5) acceptance of the Purchase Basket would be unlawful or have an adverse effect on the Fund or its shareholders (e.g., jeopardize the Fund’s tax status); or (6) there exist circumstances outside the reasonable control of the Trust, the Custodian, the Distributor and the Advisor that make it for all practical purposes impossible to process orders for the purchase of Creation Units. Examples of such circumstances include acts of God; public service or utility problems; earthquakes; fires; floods; wars; civil or military disturbances; terrorism; sabotage; epidemics; riots; interruptions; extreme weather conditions; power outages resulting in telephone, telecopy, internet, or computer failures; accidents; labor disputes; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Advisor, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process and similar extraordinary events.

The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of securities, assets or other positions comprising a Purchase Basket nor shall any of them incur any liability for the failure to give any such notification. All questions as to the validity, form, eligibility and acceptance of any Purchase Order shall be determined by the Trust and the Trust’s determination shall be final and binding.

Settlement of Purchase Orders for Creation Units

Creation Units typically are issued on a “T+1 basis” (that is, one Business Day after trade date).

However, each Fund reserves the right to settle Creation Unit transactions on a basis other than T+1 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is, the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.

The Distributor and the Trust will issue Creation Units to Authorized Participant notwithstanding the fact that the corresponding components of a Purchase Basket have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing components as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral having a value equal to 110% of the value of the Purchase Basket, which value the Trust may change from time to time.

Acceptance of Redemption Orders for Creation Units

The Trust reserves the right to reject or revoke a redemption order for Creation Units transmitted to it by the Distributor if: (1) the order is not in proper form; (2) the requisite number of Shares of the relevant Fund are not delivered by the DTC cutoff time, as required in the Authorized Participant Agreement; (3) during the period when the Redemption Order is placed, the Exchange is closed or trading on the Exchange is suspended or restricted; (4) during the period when the Redemption Order is placed, an emergency exists as a result of which disposal of the Shares of the Fund’s portfolio securities or determination of its net asset value is not reasonably practicable; or (5) in such other circumstance as is permitted by the SEC.

Settlement of Redemption Orders for Creation Units

Redemption of Creation Units typically settle on a “T+1 basis” (that is, one Business Day after trade date).

However, each Fund reserves the right to settle Redemption Orders for Creation Unit transactions on a basis other than T+1 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is, the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.

Transaction Fees for Creation Unit Purchases and Redemptions

Authorized Participants will be required to pay to the Funds’ Custodian, as set forth in the Authorized Participant Agreement, a fixed transaction fee (the “Fixed Transaction Fee”) to offset the transfer and other costs associated with the bundling and unbundling of securities and other assets that form Purchase Baskets and Redemption Baskets. Authorized Participants also will be required to pay the Trust a variable transaction fee (the “Variable Transaction Fee”) for purchases of Creation Units effected outside the CNS Clearing Process or effected any part in cash, to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase or sell, as applicable, Fund securities and other assets.

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The Advisor may waive the Fixed Transaction Fee or Variable Transaction Fee. When determining whether to waive the Fixed Transaction Fee or Variable Transaction Fee, the Advisor considers a number of factors including, but not limited to, whether waiving the Fixed Transaction Fee or Variable Transaction Fee will: facilitate the initial launch of a Fund; reduce the cost of portfolio rebalancing; improve the quality of the secondary trading market for a Fund’s Shares and not result in a Fund bearing additional costs or expenses as a result of the waiver.

CONTINUOUS OFFERING

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary trading transactions), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus-delivery exemption provided by Section 4(3) of the Securities Act. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an over-allotment within the meaning of Section 4(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Determination of Net Asset Value (NAV).”

The NAV per Share for each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fee, are accrued daily and taken into account for purposes of determining NAV. The NAV of a Fund is determined as of the close of the regular trading session on the Exchange (ordinarily 4:00 p.m., Eastern time) on each day that the Exchange is open.

Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources. In computing a Fund’s NAV, the Fund’s portfolio securities are valued based on market quotations. When market quotations are not readily available for a portfolio security the Fund must use such security’s fair value as determined in good faith in accordance with the Fund’s Fair Value Pricing Procedures which are approved by the Board.

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The value of each Fund’s portfolio securities is based on such securities’ closing price on local markets, when available. If a portfolio security’s market price is not readily available or does not otherwise accurately reflect the fair value of such security, the portfolio security will be valued by another method that the Advisor believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures approved by the Board. Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s portfolio security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Accordingly, a Fund’s NAV may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a portfolio security is materially different than the value that could be realized upon the sale of such security.

DIVIDENDS AND DISTRIBUTIONS

General Policies

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

Dividends from net investment income are declared and paid at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and paid once a year. The Trust may make distributions on a more frequent basis for each Fund to comply with the distribution requirements of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), in all events in a manner consistent with the provisions of the 1940 Act. In addition, the Trust may distribute at least annually amounts representing the full dividend yield on the underlying portfolio securities of the Funds, net of expenses of the Funds, as if each Fund owned such underlying portfolio securities for the entire dividend period in which case some portion of each distribution may result in a return of capital for tax purposes for certain shareholders.

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust. The Trust may make additional distributions to the extent necessary (i) to distribute the entire annual “investment company taxable income” of the Trust, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a “regulated investment company” under the Code or to avoid imposition of income or excise taxes on undistributed income.

Dividend Reinvestment Service

No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Funds through DTC Participants for reinvestment of their dividend distributions. If this service is used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of the Funds. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

U.S. FEDERAL INCOME TAXATION

Set forth below is a discussion of certain U.S. federal income tax considerations affecting the Funds and the purchase, ownership and disposition of Shares. It is based upon the U.S. Internal Revenue Code of 1986, as amended (the “Code”), U.S. Treasury Department regulations promulgated thereunder, judicial authorities, and administrative rulings and practices, all as in effect as of the date of this SAI and all of which are subject to change, possibly with retroactive effect. The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

Except to the extent discussed below, this summary assumes that a Fund’s shareholders hold Shares as capital assets within the meaning of the Code, and do not hold Shares in connection with a trade or business. This summary does not address all potential U.S. federal income tax considerations possibly applicable to an investment in Shares, and does not address the tax consequences to Fund shareholders subject to special tax rules, including, but not limited to, partnerships and the partners therein, regulated investment companies (“RICs”), real estate investment trusts (“REITs”), real estate mortgage investment conduits (“REMICs”), tax-exempt shareholders, those who hold Shares through an IRA, 401(k) plan or other tax-advantaged account, and, except to the extent discussed below, non-U.S. shareholders. This discussion does not discuss any aspect of U.S. state, local, estate, and gift, or non-U.S., tax law. This discussion is not intended or written to be legal or tax advice to any shareholder in a Fund or other person and is not intended or written to be used or relied on, and cannot be used or relied on, by any such person for the purpose of avoiding any U.S. federal tax penalties that may be imposed on such person. Prospective Fund shareholders are urged to consult their own tax advisor with respect to the specific U.S. federal, state, and local, and non-U.S., tax consequences of investing in Shares based on their particular circumstances.

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The Funds have not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. Prospective investors should consult their own tax advisor with regard to the U.S. federal tax consequences of the purchase, ownership and disposition of Shares, as well as the tax consequences arising under the laws of any state, non-U.S. country or other taxing jurisdiction.

Tax Treatment of the Funds

In General. Each Fund intends to continue to qualify and elect to be treated as a separate regulated investment company under the Code. As a RIC, a Fund generally will not be required to pay corporate-level U.S. federal income taxes on any ordinary income or capital gains that it distributes to its shareholders.

To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain income, asset and distribution requirements, described in more detail below. Specifically, each Fund must (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in qualified publicly traded partnerships (“QPTPs”) (i.e., partnerships that are traded on an established securities market or readily tradable on a secondary market, other than partnerships that derive at least 90% of their income from interest, dividends, and other qualifying RIC income described above), and (ii) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (a) at least 50% of the value of the Fund’s assets is represented by cash, securities of other RICs, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater in value than 5% of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, any two or more issuers of which 20% or more of the voting stock of each such issuer is held by the Fund and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or in the securities of one or more QPTPs. Furthermore, each Fund must distribute annually at least 90% of the sum of (i) its “investment company taxable income” (which includes dividends, interest and net short-term capital gains) and (ii) its net tax-exempt interest income, if any.

Failure to Maintain RIC Status. If a Fund fails to qualify as a RIC for any year (subject to certain curative measures allowed by the Code), the Fund will be subject to regular corporate-level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to its shareholders. In addition, in such case, distributions will be taxable to a Fund’s shareholders generally as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits, possibly eligible for (i) in the case of an individual Fund shareholder, treatment as a qualified dividend (as discussed below) subject to tax at preferential long-term capital gains rates or (ii) in the case of a corporate Fund shareholder, a dividends received deduction. The remainder of this discussion assumes that the Funds will qualify for the special tax treatment accorded to RICs.

Excise Tax. A Fund will be subject to a 4% excise tax on certain undistributed income generally if the Fund does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year, 98.2% of its capital gain net income for the twelve months ended October 31 of such year, plus 100% of any undistributed amounts from prior years. For these purposes, a Fund will be treated as having distributed any amount on which it has been subject to U.S. corporate income tax for the taxable year ending within such calendar year. A Fund intends to make distributions necessary to avoid this 4% excise tax, although there can be no assurance that it will be able to do so.

Phantom Income. With respect to some or all of its investments, a Fund may be required to recognize taxable income in advance of receiving the related cash payment. For example, under the “wash sale” rules, a Fund may not be able to deduct currently a loss on a disposition of a portfolio security. As a result, a Fund may be required to make an annual income distribution greater than the total cash actually received during the year. Such distribution may be made from the existing cash assets of the Fund or cash generated from selling portfolio securities. The Fund may realize gains or losses from such sales, in which event the Fund’s shareholders may receive a larger capital gain distribution than they would in the absence of such transactions. (See also “Certain Debt Instruments.”)

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Certain Debt Instruments. Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund (such as zero coupon debt instruments or debt instruments with payment in-kind interest) may be treated as debt securities that are issued originally at a discount. Generally, the amount of original issue discount is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures.

If a Fund acquires debt securities (with a fixed maturity date of more than one year from the date of issuance) in the secondary market, such debt securities may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. A Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

The Funds may invest a portion of their net assets in below investment grade instruments. Investments in these types of instruments may present special tax issues for the Funds. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable.

PFIC Investments. A Fund may purchase shares in a non-U.S. corporation treated as a “passive foreign investment company” (“PFIC”) for U.S. federal income tax purposes. As a result, a Fund may be subject to increased U.S. federal income tax (plus charges in the nature of interest on previously-deferred income taxes on the PFIC’s income) on any “excess distributions” made on, or gain from a sale (or other disposition) of, the PFIC shares even if a Fund distributes such income to its shareholders.

In lieu of the increased income tax and deferred tax interest charges on excess distributions on, and dispositions of, a PFIC’s shares, a Fund can elect to treat the underlying PFIC as a “qualified electing fund,” provided that the PFIC agrees to provide a Fund with certain information on an annual basis. With a “qualified electing fund” election in place, a Fund must include in its income each year its share (whether distributed or not) of the ordinary earnings and net capital gain of the PFIC.

In the alternative, a Fund can elect, under certain conditions, to mark-to-market at the end of each taxable year its PFIC shares. A Fund would recognize as ordinary income any increase in the value of the PFIC shares and as an ordinary loss (up to any prior net income resulting from the mark-to-market election) any decrease in the value of the PFIC shares.

With a “mark-to-market” or “qualified electing fund” election in place on a PFIC, a Fund might be required to recognize in a year income in excess of the sum of the actual distributions received by it on the PFIC shares and the proceeds from its dispositions of the PFIC’s shares. Any such income generally would be subject to the RIC distribution requirements and would be taken into account for purposes of the 4% excise tax (described above).

Section 1256 Contracts. A Fund’s investments in so-called “Section 1256 contracts,” such as certain futures contracts, most non-U.S. currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. Section 1256 contracts held by a Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in a Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by a Fund from positions in Section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” or a “straddle,” 60% of the resulting net gain or loss will be treated as long-term gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by a Fund. In addition, a Fund may be required to defer the recognition of losses on certain Section 1256 contracts to the extent of any unrecognized gains on related positions held by a Fund. Income from Section 1256 contracts generally would be subject to the RIC distribution requirements and would be taken into account for purposes of the 4% excise tax (described above).

Swaps. As a result of entering into swap contracts, a Fund may make or receive periodic net payments. A Fund also may make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments generally will constitute ordinary income or deductions, while termination of a swap generally will result in capital gain or loss (which will be a long-term capital gain or loss if a Fund has been a party to the swap for more than one year). With respect to certain types of swaps, a Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss. The tax treatment of many types of credit default swaps is uncertain.

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Short Sales. In general, gain or loss on a short sale is recognized when a Fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. If, however, a Fund already owns property that is identical to the kind it borrows and sells pursuant to a short sale “against the box,” and such pre-existing ownership position has appreciated (i.e., the fair market value exceeds a Fund’s tax basis), a Fund may be required to recognize such gain at the time the borrowed stock is sold. Any gain or loss realized upon closing out a short sale generally is considered as capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in a Fund’s hands. Except with respect to certain situations where the property used by a Fund to close a short sale has a long-term holding period on the date of the short sale, special rules generally would treat the gains on short sales as short-term capital gains. These rules also may terminate the running of the holding period of “substantially identical property” held by a Fund. Moreover, a loss on a short sale will be treated as long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by a Fund for more than one year. In general, a Fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered into.

Foreign Currency Transactions. Gains or losses attributable to fluctuations in exchange rates between the time a Fund accrues income, expenses or other items denominated in a foreign currency and the time a Fund actually collects or pays such items are generally treated as ordinary income or loss. Similarly, gains or losses on foreign currency forward contracts, certain foreign currency options and futures contracts and the disposition of debt securities denominated in a foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, generally are also treated as ordinary income or loss, unless a Fund were to elect otherwise where such an election is permitted.

Non-U.S. Investments. Dividends, interest and proceeds from the direct or indirect sale of non-U.S. securities may be subject to non-U.S. withholding tax and other taxes, including financial transaction taxes. Even if a Fund is entitled to seek a refund in respect of such taxes, it may not have sufficient information to do so or may choose not to do so. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes in some cases. Non-U.S. taxes paid by a Fund will reduce the return from a Fund’s investments.

Special or Uncertain Tax Consequences. A Fund’s investment or other activities could be subject to special and complex tax rules that may produce differing tax consequences, such as disallowing or limiting the use of losses or deductions, causing the recognition of income or gain without a corresponding receipt of cash, affecting the time as to when a purchase or sale of stock or securities is deemed to occur or altering the characterization of certain complex financial transactions.

A Fund may engage in investment or other activities the treatment of which may not be clear or may be subject to recharacterization by the IRS. In particular, the tax treatment of certain swaps and other derivatives and income from foreign currency transactions is unclear for purposes of determining a Fund’s status as a RIC. If a final determination on the tax treatment of a Fund’s investment or other activities differs from a Fund’s original expectations, the final determination could adversely affect a Fund’s status as a RIC or the timing or character of income recognized by a Fund, requiring a Fund to purchase or sell assets, alter its portfolio or take other action in order to comply with the final determination.

Tax Treatment of Fund Shareholders

Taxation of U.S. Shareholders

The following is a summary of certain U.S. federal income tax consequences of the purchase, ownership and disposition of Shares applicable to “U.S. shareholders.” For purposes of this discussion, a “U.S. shareholder” is a beneficial owner of Shares who, for U.S. federal income tax purposes, is (i) an individual who is a citizen or resident of the U.S.; (ii) a corporation (or an entity treated as a corporation for U.S. federal income tax purposes) created or organized in the U.S. or under the laws of the U.S., or of any state thereof, or the District of Columbia; (iii) an estate, the income of which is includable in gross income for U.S. federal income tax purposes regardless of its source; or (iv) a trust, if (a) a U.S. court is able to exercise primary supervision over the administration of such trust and one or more U.S. persons have the authority to control all substantial decisions of the trust, or (b) the trust has a valid election in place to be treated as a U.S. person.

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Fund Distributions. In general, Fund distributions are subject to U.S. federal income tax when paid, regardless of whether they consist of cash or property and regardless of whether they are reinvested in Shares. However, any Fund distribution declared in October, November or December of any calendar year and payable to shareholders of record on a specified date during such month will be deemed to have been received by each Fund shareholder on December 31 of such calendar year, provided such dividend is actually paid during January of the following calendar year.

Distributions of a Fund’s net investment income and a Fund’s net short-term capital gains in excess of net long-term capital losses (collectively referred to as “ordinary income dividends”) are taxable as ordinary income to the extent of the Fund’s current and accumulated earnings and profits (subject to an exception for “qualified dividend income,” as discussed below). Corporate shareholders of a Fund may be eligible to take a dividends received deduction with respect to some of such distributions, provided the distributions are attributable to dividends received by the Fund on stock of U.S. corporations with respect to which the Fund meets certain holding period and other requirements. To the extent designated as “capital gain dividends” by a Fund, distributions of a Fund’s net long-term capital gains in excess of net short-term capital losses (“net capital gain”) are taxable at long-term capital gain tax rates to the extent of the Fund’s current and accumulated earnings and profits, regardless of a Fund shareholder’s holding period in the Fund’s Shares. Such dividends will not be eligible for a dividends received deduction by corporate shareholders.

A Fund’s net capital gain is computed by taking into account the Fund’s capital loss carryforwards, if any. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in tax years beginning after December 22, 2010 can be carried forward indefinitely and retain the character of the original loss. To the extent that these carryforwards are available to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders. In the event that a Fund were to experience an ownership change as defined under the Code, the Fund’s loss carryforwards, if any, may be subject to limitation.

Distributions of “qualified dividend income” (defined below) are taxed to certain non-corporate shareholders at the reduced rates applicable to long-term capital gain to the extent of the Fund’s current and accumulated earnings and profits, provided that the Fund shareholders meet certain holding period and other requirements with respect to the distributing Fund’s Shares and the distributing Fund meets certain holding period and other requirements with respect to the dividend-paying stocks. Dividends subject to these special rules, however, are not actually treated as capital gains and, thus, are not included in the computation of a non-corporate shareholder’s net capital gain and generally cannot be used to offset capital losses. The portion of distributions that a Fund may report as qualified dividend income generally is limited to the amount of qualified dividend income received by the Fund, but if for any Fund taxable year 95% or more of the Fund’s gross income (exclusive of net capital gain from sales of stock and securities) consists of qualified dividend income, all distributions of such income for that taxable year may be reported as qualified dividend income. For this purpose, “qualified dividend income” generally means income from dividends received by a Fund from U.S. corporations and qualified non-U.S. corporations. Income from dividends received by a Fund from a REIT or another RIC generally is qualified dividend income only to the extent that the dividend distributions are made out of qualified dividend income received by such REIT or other RIC.

To the extent that a Fund makes a distribution of income received by such Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

Distributions in excess of a Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of the shareholder’s tax basis in its Shares of the Fund, and as a capital gain thereafter (assuming the shareholder holds its Shares of the Fund as capital assets). Any such distributions will reduce the shareholder’s tax basis in the Shares, and thus will increase the shareholder’s capital gain, or decrease the capital loss, recognized upon a sale or exchange of Shares.

Each Fund intends to distribute its net capital gain at least annually. However, by providing written notice to its shareholders no later than 60 days after its year-end, a Fund may elect to retain some or all of its net capital gain and designate the retained amount as a “deemed distribution.” In that event, the Fund pays U.S. federal income tax on the retained net capital gain, and each Fund shareholder recognizes a proportionate share of the Fund’s undistributed net capital gain. In addition, each Fund shareholder can claim a tax credit or refund for the shareholder’s proportionate share of the Fund’s U.S. federal income taxes paid on the undistributed net capital gain and increase the shareholder’s tax basis in the Shares by an amount equal to the shareholder’s proportionate share of the Fund’s undistributed net capital gain, reduced by the amount of the shareholder’s tax credit or refund. Organizations or persons not subject to U.S. federal income tax on such net capital gain may be entitled to a refund of their pro rata share of such taxes paid by the Fund upon timely filing appropriate returns or claims for refund with the IRS.

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With respect to non-corporate Fund shareholders (i.e., individuals, trusts and estates), ordinary income and short-term capital gain are taxed at a current maximum rate of 37% and long-term capital gain is generally taxed at a current maximum rate of 20%. If you are an individual, the maximum marginal stated federal tax rate for net capital gain is generally 20% (15% or 0% for taxpayers with taxable incomes below certain thresholds). Some capital gains, including some portion of your capital gain dividends may be taxed at a higher maximum stated tax rate. In addition, capital gain received from assets held for more than one year that is considered “unrecaptured section 1250 gain” (which may be the case, for example, with some capital gains attributable to equity interests in real estate investment trusts or master limited partnerships holding real estate) is taxed at a maximum marginal stated federal tax rate of 25%. In the case of capital gain dividends, the determination of which portion of the capital gain dividend, if any, is subject to the 25% tax rate, will be made based on rules prescribed by the United States Treasury. Corporate shareholders are taxed at a current maximum rate of 21% on their income and gain.

In addition, high-income individuals (and certain trusts and estates) generally will be subject to a 3.8% Medicare tax on “net investment income,” in addition to otherwise applicable U.S. federal income tax. “Net investment income” generally will include taxable dividends (including capital gain dividends) received from a Fund and net gains from the redemption or other disposition of Shares. Please consult your tax advisor regarding this tax.

If a Fund is a qualified fund of funds (as defined above) or more than 50% of the Fund’s total assets at the end of a taxable year consist of non-U.S. stock or securities, the Fund may elect to “pass through” to its shareholders certain non-U.S. income taxes paid by the Fund. This means that each shareholder will be required to (i) include in gross income, even though not actually received, the shareholder’s pro rata share of the Fund’s non-U.S. income taxes, and (ii) either take a corresponding deduction (in calculating U.S. federal taxable income) or credit (in calculating U.S. federal income tax), subject to certain limitations.

Investors considering buying Shares just prior to a distribution should be aware that, although the price of the Shares purchased at such time may reflect the forthcoming distribution, such distribution nevertheless may be taxable (as opposed to a non-taxable return of capital).

Exempt-Interest Dividends. If at the end of each quarter of a Fund’s taxable year, (i) the Fund is a qualified fund of funds (as defined above), or (ii) 50% or more of its assets, by value, consist of certain obligations exempt from U.S. federal income tax under Section 103(a) of the Code (relating generally to obligations of a state or local governmental unit), the Fund shall be qualified to designate a portion of its dividends as “exempt-interest dividends.” Exempt-interest dividends generally will be excludable from a shareholder’s gross income for U.S. federal income tax purposes. Exempt-interest dividends will be included, however, in determining the portion, if any, of a person’s social security and railroad retirement benefit payments subject to U.S. federal income tax. Interest on indebtedness incurred to purchase or carry shares of a Fund that pays exempt-interest dividends will not be deductible by the shareholders for U.S. federal income tax purposes to the extent attributable to exempt-interest dividends.

If a Fund invests in “private activity bonds,” a portion of the exempt-interest dividends paid by a Fund may be treated as an item of “tax preference” and, therefore, could subject certain shareholders of the Fund to the U.S. federal alternative minimum tax.

REIT/REMIC Investments. A Fund may invest in REITs owning residual interests in REMICs. Certain income from a REIT that is attributable to a REMIC residual interest (known as “excess inclusion” income) is allocated to a Fund’s shareholders in proportion to the dividends received from a Fund, producing the same income tax consequences as if the Fund shareholders directly received the excess inclusion income. In general, the taxable income of any holder of a residual interest cannot be less than the excess interest inclusion. For example, excess inclusion income (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) constitutes “unrelated business taxable income” to certain entities (such as a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity), and (iii) in the case of a non-U.S. shareholder, does not qualify for any withholding tax reduction or exemption. In addition, if at any time during any taxable year certain types of entities own Shares, a Fund will be subject to a tax equal to the product of (a) the excess inclusion income allocable to such entities and (b) the highest U.S. federal income tax rate imposed on corporations (currently 21%). A Fund also is subject to information reporting with respect to any excess inclusion income.

Sales or Exchanges of Shares. Any capital gain or loss realized upon a sale or exchange of Shares generally is treated as a long-term gain or loss if the Shares have been held for more than one year. Any capital gain or loss realized upon a sale or exchange of Shares held for one year or less generally is treated as a short-term gain or loss, except that any capital loss on the sale of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid (or deemed to be paid) with respect to such Shares. Furthermore, a loss realized by a shareholder on the sale or exchange of Shares of a Fund with respect to which exempt-interest dividends have been paid may, to the extent of such exempt-interest dividends, be disallowed if such Shares have been held by the shareholder for six months or less at the time of their disposition. All or a portion of any loss realized upon a sale or exchange of Shares also will be disallowed under the “wash sale” rules if substantially identical shares are purchased (through reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date of disposition of the Shares. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

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An election may be available to you to defer recognition of capital gain if you make certain qualifying investments within a limited time. You should talk to your tax advisor about the availability of this deferral election and its requirements.

Legislation passed by Congress requires reporting to the IRS and to taxpayers of adjusted cost basis information for “covered securities,” which generally include shares of a RIC acquired on or after January 1, 2012. Shareholders should contact their brokers to obtain information with respect to the available cost basis reporting methods and available elections for their accounts.

Creation Unit Issues and Redemptions. On an issue of Shares as part of a Creation Unit, made by means of an in-kind deposit, an Authorized Participant recognizes capital gain or loss (assuming the Authorized Participant does not hold the securities as inventory) equal to the difference between (i) the fair market value (at issue) of the issued Shares (plus any cash received by the Authorized Participant as part of the issue) and (ii) the Authorized Participant’s aggregate basis in the exchanged securities (plus any cash paid by the Authorized Participant as part of the issue). On a redemption of Shares as part of a Creation Unit where the redemption is conducted in-kind by a payment of Fund Securities, an Authorized Participant recognizes capital gain or loss (assuming the Authorized Participant does not hold the securities as inventory) equal to the difference between (i) the fair market value (at redemption) of the securities received (plus any cash received by the Authorized Participant as part of the redemption) and (ii) the Authorized Participant’s basis in the redeemed Shares (plus any cash paid by the Authorized Participant as part of the redemption). However, the IRS may assert, under the “wash sale” rules or on the basis that there has been no significant change in the Authorized Participant’s economic position, that any loss on an issue or redemption of Creation Units cannot be deducted currently.

In general, any capital gain or loss recognized upon the issue or redemption of Shares (as components of a Creation Unit) is treated either as long-term capital gain or loss, if the deposited securities (in the case of an issue) or the Shares (in the case of a redemption) have been held for more than one year, or otherwise as short-term capital gain or loss. However, any capital loss on a redemption of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid (or deemed to be paid) with respect to such Shares.

Furthermore, a loss realized on the redemption of Shares of a Fund with respect to which exempt-interest dividends have been paid may, to the extent of such exempt-interest dividends, be disallowed if such Shares have been held for six months or less at the time of their disposition.

Reportable Transactions. If a Fund shareholder recognizes a loss with respect to Shares of $2 million or more (for an individual Fund shareholder) or $10 million or more (for a corporate shareholder) in any single taxable year (or a greater loss over a combination of years), the Fund shareholder may be required file a disclosure statement with the IRS. Significant penalties may be imposed upon the failure to comply with these reporting rules. Shareholders should consult their tax advisor to determine the applicability of these rules in light of their individual circumstances.

Taxation of Non-U.S. Shareholders

The following is a summary of certain U.S. federal income tax consequences of the purchase, ownership and disposition of Shares applicable to “non-U.S. shareholders.” For purposes of this discussion, a “non-U.S. shareholder” is a beneficial owner of Shares that is not a U.S. shareholder (as defined above) and is not an entity or arrangement treated as a partnership for U.S. federal income tax purposes. The following discussion is based on current law and is for general information only. It addresses only selected, and not all, aspects of U.S. federal income taxation.

Dividends. With respect to non-U.S. shareholders of a Fund, the Fund’s ordinary income dividends generally will be subject to U.S. federal withholding tax at a rate of 30% (or at a lower rate established under an applicable tax treaty). However, ordinary income dividends that are “interest-related dividends” or “short-term capital gain dividends” (each as defined below) and capital gain dividends generally will not be subject to U.S. federal withholding (or income) tax, provided that the non-U.S. shareholder furnishes the Fund with a completed IRS Form W-8BEN or W-8BEN-E, as applicable (or acceptable substitute documentation) establishing the non-U.S. shareholder’s non-U.S. status and the Fund does not have actual knowledge or reason to know that the non-U.S. shareholder would be subject to such withholding tax if the non-U.S. shareholder were to receive the related amounts directly rather than as dividends from the Fund. “Interest-related dividends” generally means dividends designated by a Fund as attributable to such Fund’s U.S.-source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which such Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income. “Short-term capital gain dividends” generally means dividends designated by a Fund as attributable to the excess of such Fund’s net short-term capital gain over its net long-term capital loss. Depending on its circumstances, a Fund may treat such dividends, in whole or in part, as ineligible for these exemptions from withholding.

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Notwithstanding the foregoing, special rules apply in certain cases, including as described below. For example, in cases where dividend income from a non-U.S. shareholder’s investment in a Fund is effectively connected with a trade or business of the non-U.S. shareholder conducted in the U.S., the non-U.S. shareholder generally will be exempt from withholding tax but will be subject to U.S. federal income tax at the graduated rates applicable to U.S. shareholders. Such income generally must be reported on a U.S. federal income tax return. Furthermore, such income also may be subject to the 30% branch profits tax in the case of a non-U.S. shareholder that is a corporation. In addition, if a non-U.S. shareholder is an individual who is present in the U.S. for 183 days or more during the taxable year and has a “tax home” in the U.S., any gain incurred by such shareholder with respect to his or her capital gain dividends and short-term capital gain dividends would be subject to a 30% U.S. federal income tax (which, in the case of short-term capital gain dividends, may, in certain instances, be withheld at source by a Fund).

For tax years after December 31, 2022, amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

Sales of Fund Shares. Under current law, gain on a sale or exchange of Shares generally will be exempt from U.S. federal income tax (including withholding at the source) unless (i) the non-U.S. shareholder is an individual who was physically present in the U.S. for 183 days or more during the taxable year and has a “tax home” in the U.S., in which case the non-U.S. shareholder would incur a 30% U.S. federal income tax on its capital gain, or (ii) the gain is effectively connected with a U.S. trade or business conducted by the non-U.S. shareholder (in which case the non-U.S. shareholder generally would be taxable on such gain at the same graduated rates applicable to U.S. shareholders, would be required to file a U.S. federal income tax return and, in the case of a corporate non-U.S. shareholder, may also be subject to the 30% branch profits tax).

Credits or Refunds. To claim a credit or refund for any Fund-level taxes on any undistributed long-term capital gains (as discussed above) or any taxes collected through withholding, a non-U.S. Fund shareholder must obtain a U.S. taxpayer identification number and file a U.S. federal income tax return even if the non-U.S. Fund shareholder would not otherwise be required to do so.

Non-U.S. shareholders that engage in certain “wash sale” and/or substitute dividend payment transactions the effect of which is to avoid the receipt of distributions from the Fund that would be treated as gain effectively connected with a U.S. trade or business will be treated as having received such distributions.

All shareholders of the Fund should consult their tax advisor regarding the application of the rules described above.

Back-Up Withholding

A Fund (or a financial intermediary such as a broker through which a shareholder holds Shares in a Fund) may be required to report certain information on a Fund shareholder to the IRS and withhold U.S. federal income tax (“backup withholding”) at a 24% rate from taxable distributions and redemption or sale proceeds payable to the Fund shareholder if (i) the Fund shareholder fails to provide the Fund with a correct taxpayer identification number or make required certifications, or if the IRS notifies the Fund that the Fund shareholder is otherwise subject to backup withholding, and (ii) the Fund shareholder is not otherwise exempt from backup withholding. Non-U.S. shareholders can qualify for exemption from backup withholding by submitting a properly completed IRS Form W-8BEN or W-8BEN-E. Backup withholding is not an additional tax and any amount withheld may be credited against a Fund shareholder’s U.S. federal income tax liability.

34

Foreign Account Tax Compliance Act

The U.S. Foreign Account Tax Compliance Act (“FATCA”) generally imposes a 30% withholding tax on “withholdable payments” (defined below) made to (i) a “foreign financial institution” (“FFI”), unless the FFI enters into an agreement with the IRS to provide information regarding certain of its direct and indirect U.S. account holders and satisfies certain due diligence and other specified requirements, and (ii) a “non-financial foreign entity” (“NFFE”) unless such NFFE provides certain information to the withholding agent about certain of its direct and indirect “substantial U.S. owners” or certifies that it has no such U.S. owners. The beneficial owner of a “withholdable payment” may be eligible for a refund or credit of the withheld tax. The U.S. government also has entered into several intergovernmental agreements with other jurisdictions to provide an alternative, and generally easier, approach for FFIs to comply with FATCA. If the shareholder is a tax resident in a jurisdiction that has entered into an intergovernmental agreement with the U.S. government, the shareholder will be required to provide information about the shareholder’s classification and compliance with the intergovernmental agreement.

If the shareholder is a tax resident in a jurisdiction that has entered into an intergovernmental agreement with the U.S. government, the shareholder will be required to provide information about the shareholder’s classification and compliance with the intergovernmental agreement.

“Withholdable payments” generally include, among other items, (i) U.S.-source interest and dividends, and (ii) gross proceeds from the sale or disposition of property of a type that can produce U.S.-source interest or dividends. Proposed regulations may eliminate the requirement to withhold on gross proceeds.

A Fund may be required to impose a 30% withholding tax on withholdable payments to a shareholder if the shareholder fails to provide the Fund with the information, certifications or documentation required under FATCA, including information, certification or documentation necessary for the Fund to determine if the shareholder is a non-U.S. shareholder or a U.S. shareholder and, if it is a non-U.S. shareholder, if the non-U.S. shareholder has “substantial U.S. owners” and/or is in compliance with (or meets an exception from) FATCA requirements. The Fund will not pay any additional amounts to shareholders in respect of any amounts withheld. The Fund may disclose any shareholder information, certifications or documentation to the IRS or other parties as necessary to comply with FATCA.

The requirements of, and exceptions from, FATCA are complex. All prospective shareholders are urged to consult their own tax advisor regarding the potential application of FATCA with respect to their own situation.

Section 351

The Trust, on behalf of each Fund, has the right to reject an order for a purchase of Shares of the Fund if the purchaser (or any group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of a given Fund and if, pursuant to Section 351 of the Code, that Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

You should consult your tax advisor regarding potential foreign, state or local taxation with respect to your Shares.

OTHER INFORMATION

The Funds are not sponsored, endorsed, sold or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Funds to achieve their objective. The Exchange has no obligation or liability in connection with the administration, marketing or trading of the Funds.

For purposes of the 1940 Act, the Funds are registered investment companies, and the acquisition of Shares by other registered investment companies and companies relying on exemption from registration as investment companies under Section 3(c)(1) or 3(c)(7) of the 1940 Act is subject to the restrictions of Section 12(d)(1) of the 1940 Act and the related rules and interpretations.

Shareholder inquiries may be made by writing to the Trust, c/o New York Investment Management LLC, 51 Madison Avenue, New York, New York 10010.

35

FINANCIAL STATEMENTS

The audited financial statements and notes thereto for the Funds contained in the Funds’ Annual Report to Shareholders for their fiscal year ended [ ], 2024 (the “Annual Report”) are incorporated by reference into this SAI. No other parts of the Annual Report are incorporated by reference herein.

The financial statements included in the Annual Report have been audited by PricewaterhouseCoopers LLP, the Funds’ independent registered public accounting firm, whose report thereon also appears in the Annual Report and is incorporated by reference into this SAI. Such financial statements have been incorporated by reference herein in reliance upon such report given upon their authority as experts in accounting and auditing.

A copy of the Annual Report for the fiscal year ended [ ], 2024, may be obtained upon request and without charge by calling the Advisor, writing the Trust or visiting the Funds’ website as follows:

By telephone:1-888-474-7725

By mail: New York Life Investments Active ETF Trust

c/o New York Life Investment Management LLC

51 Madison Avenue

New York, NY 10010

On the Internet: newyorklifeinvestments.com/etf

[ ]

36

IndexIQ Active ETF Trust

Part C – Other Information

Item 28.	Exhibits

(a)	Declaration of Trust

(1)	Certificate of Trust of the IndexIQ Active ETF Trust (“Registrant”). (1)

(2)	Amended and Restated Declaration of Trust (“Trust Instrument”) of the Registrant. (4)

(b)       Bylaws of the Registrant.(1)

(c)	Instruments Defining Rights of Security Holders - Articles III, V, and VI of the Trust Instrument, Exhibit 28(a), defines the rights of holders of the securities being registered. (Certificates for shares are not issued).(4)

(d)	Investment Advisory Agreements

(1)	Investment Advisory Agreement dated April 15, 2015, between Registrant and IndexIQ Advisors LLC. (7)

(a)	Amendment to Investment Advisory Agreement dated May 1, 2024, between Registrant and IndexIQ Advisors LLC.(17)

(2)	Subadvisory Agreement dated October 10, 2017, between IndexIQ Advisors LLC and MacKay Shields LLC.(7)

(a)	Amendment to Subadvisory Agreement dated May 1, 2024, between IndexIQ Advisors LLC and MacKay Shields LLC.(17)

(3)	Subadvisory Agreement dated July 19, 2019, between IndexIQ Advisors LLC and NYL Investors LLC.(7)

(4)	Subadvisory Agreement dated May 4, 2022, between IndexIQ Advisors LLC and Winslow Capital Management, LLC.(13)

(5)	Subadvisory Agreement dated April 19, 2023, between IndexIQ Advisors LLC and CBRE Investment Management Listed Real Assets LLC.(16)

(e)	Underwriting Agreements

(1)	Distribution Agreement dated April 16, 2018, between Registrant and ALPS Distributors, Inc.(5)

(a)	Amendment 10 to Distribution Agreement dated April 4, 2024, between Registrant and ALPS Distributors, Inc.(17)

(2)	Form of Authorized Participant Agreement between ALPS Distributors Inc., The Bank of New York Mellon and Authorized Participant.(1)

(f)	Not Applicable.

(g)	Custody Agreements

(1)	Custody Agreement dated November 18, 2013, between Registrant and The Bank of New York Mellon.(2)

(a)	Amendment to Custody Agreement dated April 12, 2024, between Registrant and The Bank of New York Mellon.(17)

(h)	Other Material Agreements

(1)	Fund Administration and Accounting Agreement dated November 18, 2013, between Registrant and The Bank of New York Mellon.(2)

(a)	Amendment to Fund Administration and Accounting Agreement dated April 12, 2024, between Registrant and The Bank of New York Mellon.(17)

(b)	Investment Company Reporting Modernization Services Amendment to Fund Administration and Accounting Agreement dated June 14, 2018, between Registrant and The Bank of New York Mellon.(15)

(c)	Amendment to Investment Company Reporting Modernization Services Amendment to Fund Administration and Accounting Agreement dated April 12, 2024, between Registrant and The Bank of New York Mellon.(17)

(d)	Amendment to Fund Administration and Accounting Agreement dated April 12, 2024, between Registrant and The Bank of New York Mellon.(17)

(2)	Transfer Agency and Service Agreement dated January 26, 2009, between Registrant and The Bank of New York Mellon.(2)

(a)	Amendment to Transfer Agency and Service Agreement dated April 12, 2024, between Registrant and The Bank of New York Mellon.(17)

(3)	Expense Limitation Agreement dated June 29, 2022, between Registrant and IndexIQ Advisors LLC.(13)

(a)	Amendment to Expense Limitation Agreement dated May 1, 2024, between Registrant and IndexIQ Advisors LLC.(17)

(4)	Amended and Restated Securities Lending Authorization Agreement dated June 14, 2023, between Registrant and The Bank of New York Mellon.(16)

(a)	Amendment to Amended and Restated Securities Lending Authorization Agreement dated April 24, 2024, between Registrant and The Bank of New York Mellon.(17)

(5)	Form o f Fund of Funds Investment Agreement.(15)

(i)	Opinion and Consent of Chapman & Cutler LLP. (18)

(j)	Not applicable.

(k)	Not applicable.

(l)	Not applicable.

(m)	Distribution and Service Plan adopted September 11, 2012.(16)

(n)	Not applicable.

(o)	Reserved.

(p)	Code of Ethics

(1)	Code of Ethics of Registrant.(16)

(2)	Code of Ethics of ALPS Distributors, Inc.(16)

(3)	Code of Ethics of IndexIQ Advisors LLC, MacKay Shields LLC and NYL Investors LLC.(16)

(4)	Code of Ethics of Winslow Capital Management, LLC.(16)

(5)	Code of Ethics of CBRE Investment Management Listed Real Assets LLC.(15)

(q)	Powers of Attorney executed by Lofton Holder, Kirk C. Lehneis, Michael A. Pignataro and Paul D. Schaeffer.(15)

(q)	Power of Attorney executed by Michelle A. Kinch.(16)

______________________________

(1)	Previously filed as part of the Registration Statement, filed August 22, 2012.

(2)	Previously filed as part of Pre-Effective Amendment No. 3 to the Registration Statement, filed November 21, 2013.

(3)	Previously filed as part of Post-Effective Amendment No. 3 to the Registration Statement filed on August 26, 2016.

(4)	Previously filed as part of Post-Effective Amendment No. 5 to the Registration Statement filed on February 24, 2017.

(5)	Previously filed as part of Post-Effective Amendment No. 18 to the Registration Statement filed on August 29, 2018.

(6)	Previously filed as part of Post-Effective Amendment No. 21 to the Registration Statement filed on July 19, 2019.

(7)	Previously filed as part of Post-Effective Amendment No. 35 to the Registration Statement filed on August 27, 2020.

(8)	Previously filed as part of Post-Effective Amendment No. 70 to the Registration Statement filed on June 17, 2021.

(9)	Previously filed as part of Post-Effective Amendment No. 76 to the Registration Statement filed on August 30, 2021.

(10)	Previously filed as part of Post-Effective Amendment No. 81 to the Registration Statement filed on December 13, 2021.

(11)	Previously filed as part of Post-Effective Amendment No. 87 to the Registration Statement filed on May 3, 2022.

(12)	Previously filed as part of Post-Effective Amendment No. 89 to the Registration Statement filed on June 29, 2022.

(13)	Previously filed as part of Post-Effective Amendment No. 91 to the Registration Statement filed on August 29, 2022.

(14)	Previously filed as part of Post-Effective Amendment No. 93 to the Registration Statement filed on September 29, 2022.

(15)	Previously filed as part of Post-Effective Amendment No. 102 to the Registration Statement filed on April 26, 2023.

(16)	Previously filed as part of Post-Effective Amendment No. 108 to the Registration Statement filed on August 28, 2023.

(17)	Previously filed as part of Post-Effective Amendment No. 119 to the Registration Statement filed on May 7, 2024.

(18)	To be filed by amendment.

Item 29.	Persons Controlled By or Under Common Control with Registrant

Not Applicable.

Item 30.	Indemnification

Reference is made to Article Eight of the Registrant’s Declaration of Trust, which is incorporated by reference herein. The general effect of the indemnification available to an officer or trustee may be to reduce the circumstances under which the officer or trustee is required to bear the economic burden of liabilities and expenses related to actions taken by the individual in his or her capacity as an officer or trustee.

The Registrant (sometimes referred to as the “Trust”) is organized as a Delaware statutory trust and is operated pursuant to a Declaration of Trust that permits the Registrant to indemnify every person who is, or has been, a trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (each, a “Covered Person”). Each Covered Person is indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been such a director, trustee, officer, employee or agent and against amounts paid or incurred by him in settlement thereof. This indemnification is subject to the following conditions:

No indemnification is provided to a Covered Person:

(a)        For a liability to the Trust or its shareholders arising out of a final adjudication by the court or other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office;

(b)        With respect to any matter as to which the Covered Person has been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust; or

(c)         In the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b) above) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or position by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct, such determination being made by: (i) a vote of a majority of the Disinterested Trustees (as such term is defined in Section 8.5.5 of the Declaration of Trust) acting on the matter (provided that a majority of Disinterested Trustees then in office act on the matter); or (ii) a written opinion of independent legal counsel.

The rights of indemnification under the Declaration of Trust may be insured against by policies maintained by the Trust are severable; will not affect any other rights to which any Covered Person is entitled; will continue as to a person who has ceased to be a Covered Person; and will inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained in the Declaration of Trust will affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under Section 8.5 of the Declaration of Trust will be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he or she is not entitled to indemnification under Section 8.5 of the Declaration of Trust, provided that either:

(a)         Such undertaking is secured by a surety bond or some other appropriate security or the Trust is insured against losses arising out of any such advances; or

(b)        A majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion determines, based upon a review of the readily available facts (as opposed to the facts available upon a full trial), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 31.	Business and Other Connections of the Investment Adviser

The description of the Investment Advisor is found under the caption “Service Providers—Investment Advisor” in the Prospectus and under the caption “Management Services—Investment Advisor” in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement, which are incorporated by reference herein. The Investment Advisor provides investment advisory services to other persons or entities other than the Registrant.

Item 32.	Principal Underwriter

(a)	ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies:

1290 Funds

1WS Credit Income Fund

abrdn ETFs Accordant ODCE Index Fund

Alpha Alternative Assets Fund

ALPS Series Trust

Alternative Credit Income Fund

Apollo Diversified Credit Fund

Apollo Diversified Real Estate Fund

AQR Funds

Axonic Alternative Income Fund

Axonic Funds

BBH Trust

Bluerock High Income Institutional Credit Fund

Bluerock Total Income+ Real Estate Fund

Brandes Investment Trust

Bridge Builder Trust

Cambria ETF Trust

Centre Funds

CION Ares Diversified Credit Fund

Columbia ETF Trust

Columbia ETF Trust I

Columbia ETF Trust II

CRM Mutual Fund Trust

DBX ETF Trust

Emerge ETF Trust

ETF Series Solutions (Vident Series)

Financial Investors Trust

Firsthand Funds

Flat Rock Core Income Fund

Flat Rock Opportunity Fund

FS Credit Income Fund

FS Energy Total Return Fund

FS Multi-Alternative Income Fund

FS Series Trust

FS MVP Private Markets Fund

Goehring & Rozencwajg Investment Funds

Goldman Sachs ETF Trust

Goldman Sachs ETF Trust II

Graniteshares ETF Trust

Hartford Funds Exchange-Traded Trust

Heartland Group, Inc.

IndexIQ Active ETF Trust

IndexIQ ETF Trust

Investment Managers Series Trust II (AXS-Advised Funds)

Janus Detroit Street Trust

Lattice Strategies Trust

Litman Gregory Funds Trust

Manager Directed Portfolios (Spyglass Growth Fund)

Meridian Fund, Inc.

MVP Private Markets Fund

Natixis ETF Trust

Natixis ETF Trust II

Opportunistic Credit Interval Fund

PRIMECAP Odyssey Funds

Principal Exchange-Traded Funds

RiverNorth Funds

RiverNorth Opportunities Fund, Inc.

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

RiverNorth Opportunistic Municipal Income Fund, Inc.

RiverNorth Managed Duration Municipal Income Fund, Inc.

RiverNorth Flexible Municipal Income Fund, Inc.

RiverNorth Capital and Income Fund, Inc.

RiverNorth Flexible Municipal Income Fund II, Inc.

SPDR Dow Jones Industrial Average ETF Trust

SPDR S&P 500 ETF Trust

SPDR S&P MidCap 400 ETF Trust

Sprott Funds Trust

Stone Ridge Longevity Risk Premium Fixed Income Trust

Stone Ridge Trust

Stone Ridge Trust II

Stone Ridge Trust IV

Stone Ridge Trust V

Stone Ridge Trust VIII

The Arbitrage Funds

Themes ETF Trust

Thrivent ETF Trust

USCF ETF Trust

Valkyrie ETF Trust II

Wasatch Funds

WesMark Funds

Wilmington Funds

X-Square Balanced Fund

X-Square Series Trust

(b) To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Stephen J. Kyllo	President, Chief Operating Officer, Director, Chief Compliance Officer	None
Brian Schell**	Vice President &Treasurer	None
Eric Parsons	Vice President, Controller and Assistant Treasurer	None
Jason White***	Secretary	None
Richard C. Noyes	Senior Vice President, General Counsel, Assistant Secretary	None
Eric Theroff^	Assistant Secretary	None
Adam Girard^^	Tax Officer	None
Liza Price	Vice President, Managing Counsel	None
Jed Stahl	Vice President, Managing Counsel	None
Terence Digan	Vice President	None
James Stegall	Vice President	None
Gary Ross	Senior Vice President	None
Hilary Quinn	Vice President	None

* Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1000, Denver, Colorado 80203.

** The principal business address for Mr. Schell is 100 South Wacker Drive, 19th Floor, Chicago, IL 60606.

*** The principal business address for Mr. White is 4 Times Square, New York, NY 10036.

^ The principal business address for Mr. Theroff is 1055 Broadway Boulevard, Kansas City, MO 64105.

^^ The principal business address for Mr. Girard is 80 Lamberton Road, Windsor, CT 06095.

(c)       Not Applicable.

Item 33.	Location of Accounts and Records

All accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained at:

IndexIQ Advisors LLC

51 Madison Avenue

New York, NY 10010

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

ALPS Distributors, Inc.

1625 Broadway, Suite 1000

Denver, CO 80202

Item 34.	Management Services

Not Applicable.

Item 35.	Undertakings

Not Applicable.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on June 13, 2024.

IndexIQ Active ETF Trust

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Name	Title	Date
Lofton Holder*	Trustee	June 13, 2024
Lofton Holder

Michael A. Pignataro*	Trustee	June 13, 2024
Michael A. Pignataro

Paul D. Schaeffer*	Trustee	June 13, 2024
Paul D. Schaeffer

Michelle A. Kinch*	Trustee	June 13, 2024
Michelle A. Kinch

/s/ Kirk C. Lehneis	Trustee, President and Principal Executive Officer	June 13, 2024
Kirk C. Lehneis

/s/ Adefolahan Oyefeso	Treasurer, Principal Financial Officer, and	June 13, 2024
Adefolahan Oyefeso	Principal Accounting Officer

/s/ Matthew V. Curtin		June 13, 2024
Matthew V. Curtin, Attorney-in-fact*

* Pursuant to Powers of Attorney previously filed.